               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 93                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     Amendment No. 93                                                 [X]

                        (Check appropriate box or boxes.)

                       AMERICAN CENTURY MUTUAL FUNDS, INC.
        _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                  4500 Main Street, Kansas City, MO 64141-6200
        _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

         David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64111
        _________________________________________________________________
                     (Name and Address of Agent for Service)

            Approximate Date of Proposed Public Offering: May 1, 2001

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on May 1, 2001 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

Your
AMERICAN CENTURY
prospectus

Growth Fund
Ultra(reg.sm) Fund
Vista Fund
Heritage Fund

                                                                    MAY 1, 2001
                                                                        C CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                      TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                               American Century
                                                       Investment Services, Inc.

                                 [american century logo and text logo (reg.sm.)]

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               [american century logo and text logo (reg.sm.)]
                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and, more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds - the funds' investment objectives, strategies and risks.

As you continue to read, the Prospectus will acquaint you with the fund management teams and give you an overview about how to invest and manage your account. You'll also find important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about the funds.

Sincerely,

/signature/Gordon Snyder
W. Gordon Snyder
President, Chief Marketing Officer
American Century Investment Services, Inc.

     Growth Fund
     Ultra Fund
     Vista Fund
     Heritage Fund

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Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing finger]
This symbol highlights special information and helpful tips.

                                                  American Century Investments

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds look for common stocks of growing companies. The basis of the strategy used by these funds  is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. A more detailed description of American Century's growth investment style begins on page 5.

The funds' principal risks include

*  MARKET RISK-The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY-The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS-As with all mutual funds, it is possible to lose money by investing in the fund.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment
*  comfortable with short-term price volatility
*  comfortable with the risks associated with the funds' investment strategy
*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment
*  investing for a short period of time
*  uncomfortable with short-term volatility in the value of your investment

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[graphic of pointing finger]
An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

2       American Century Investments                             1-800-345-3533

FUND PERFORMANCE HISTORY

When the C Class of a fund has investment results for a full calendar year, this section will feature charts that show

*  Annual Total Returns

*  Highest and Lowest Quarterly Returns

*  Average Annual Total Returns, including a comparison of these returns to a benchmark index for the C Class of the fund

The performance of a fund's Investor Class shares for each full calendar year in the life of the fund is shown below.(1)

[data from bar chart]

          Growth       Ultra        Vista     Heritage
2000      14.71%      -19.91%       -0.98%     17.39%
1999      34.68%       22.23%      119.11%     51.28%
1998      36.77%       34.55%      -14.25%     -0.15%
1997      29.28%       23.13%       -8.68%     19.35%
1996      15.01%       13.85%        7.56%     15.31%
1995      20.35%       37.68%       46.13%     26.66%
1994      -1.49%       -3.62%        4.68%     -6.32%
1993       3.76%       21.81%        5.45%     20.43%
1992      -4.29%        1.27%       -2.13%     10.13%
1991      69.02%       86.45%       73.69%     35.98%

(1) If the C Class had existed during the periods presented, its performance would have been substantially similar to that of the Investor Class because each represents an investment in the same portfolio of securities. However, performance of the C Class would have been lower because of its higher expense ratio.

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The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

www.americancentury.com                   American Century Investments         3

FEES AND EXPENSES

There are no sales loads, fees or other charges

* to buy fund shares directly from American Century
* to reinvest dividends in additional shares
* to exchange into the C Class shares of other American Century funds
* to redeem your shares after you have held them for 18 months

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------
Maximum Deferred Sales Charge (load)(as a percentage of net asset value)  1.00% (1)

(1)  The deferred sales charge is contingent on the length of time you have owned your shares. The charge is 1.00% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

            Management    Distribution and          Other         Total Annual Fund
            Fee           Service (12b-1) Fees(1)   Expenses(2)   Operating Expenses
-------------------------------------------------------------------------------------
Growth      1.00%         1.00%                     0.00%           2.00%
-------------------------------------------------------------------------------------
Ultra       0.99%(3)      1.00%                     0.00%           1.99%
-------------------------------------------------------------------------------------
Vista       1.00%         1.00%                     0.00%           2.00%
-------------------------------------------------------------------------------------
Heritage    1.00%         1.00%                     0.00%           2.00%

(1)  The 12b-1 fee is designed to permit investors to purchase C Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing individual shareholder and administrative services, and a portion is used to compensate them for distribution services. For more information, see
     Service and Distribution Fees, page 16.

(2)  Other expenses, which include the fees and expenses of the funds'
     independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

(3)  Based on expenses incurred by all classes of the fund during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

* invest $10,000 in the fund
* redeem all of your shares at the end of the periods shown below
* earn a 5% return each year

incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                    1 year          3 years       5 years       10 years
------------------------------------------------------------------------------
Growth              $305            $623          $1,069        $2,305
------------------------------------------------------------------------------
Ultra               $304            $620          $1,064        $2,295
------------------------------------------------------------------------------
Vista               $305            $623          $1,069        $2,305
------------------------------------------------------------------------------
Heritage            $305            $623          $1,069        $2,305

You would pay the following expenses if you did not redeem your shares.

                    1 year          3 years       5 years       10 years
-------------------------------------------------------------------------------
Growth              $202            $623          $1,069        $2,305
-------------------------------------------------------------------------------
Ultra               $201            $620          $1,064        $2,295
-------------------------------------------------------------------------------
Vista               $202            $623          $1,069        $2,305
-------------------------------------------------------------------------------
Heritage            $202            $623          $1,069        $2,305

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[graphic of pointing finger]
When purchasing through a financial intermediary you may be charged a fee.

[graphic of pointing finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

4       American Century Investments                             1-800-345-3533

OBJECTIVES, STRATEGIES AND RISKS

GROWTH FUND
ULTRA FUND
VISTA FUND
HERITAGE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy developed by American
Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace.
This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds.
This means that they first look to invest in strong, growing companies, rather than simply investing in any company in a growing industry or sector. Using
American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies'
earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain accelerating growth, and sell the stocks of companies whose growth begins to slow down.

Although most of the funds' assets will be invested in U.S. companies, there is no limit on the amount of assets the funds can invest in foreign companies. Most of the funds' foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the funds' Statement of Additional Information.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally.  When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested.
A complete description of the derivatives policy is included in the Statement of
Additional Information.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.

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[graphic of pointing finger]
Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

www.americancentury.com                   American Century Investments         5

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The funds will usually purchase common stocks, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, nonleveraged stock index futures contracts and options, notes, bonds and other debt securities, as discussed above. The funds generally limit their purchase of debt securities to investment-grade obligations, except for convertible debt securities, which may be rated below investment grade.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*  Growth and Ultra generally invest in larger companies, although they may purchase companies of any size.

*  Vista and Heritage generally invest in companies that are medium-sized and smaller at the time of purchase, although they may purchase companies of any size.

When determining the size of a company, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information they obtain about the company.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the funds.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the funds' assets primarily in U.S.
stocks, the funds may invest in securities of foreign companies.  Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent a fund invests in foreign securities, the overall risk of that fund could be affected.

6       American Century Investments                             1-800-345-3533

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provides to the funds, the advisor receives a unified management fee based on a percentage of the average net assets of each fund. The amount of the management fee for the C Class is calculated daily and paid monthly in arrears, taking into account the average net assets of all classes of the funds. Growth, Vista and Heritage will pay the advisor a unified management fee of 1.00% of the average net assets of the C Class shares of each fund. Ultra will pay the advisor a unified management fee of 1.00% of its pro rata share of the first $20 billion of the fund's average net assets and 0.95% of its pro rata share over $20 billion of the fund's average net assets.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of each fund's fee, the advisor pays all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

www.americancentury.com                   American Century Investments         7

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment teams are identified below.

Growth

C. KIM GOODWIN

Ms. Goodwin, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Growth since joining American Century in October
1997. She also is the Chief Investment Officer-U.S. Equities and as such oversees the investment discipline used by the fund and nine other growth funds.
Before joining American Century, she served as Senior Vice President and
Portfolio Manager at Putnam Investments from May 1996 to September 1997, and
Vice President and Portfolio Manager at Prudential Investments from February
1993 to April 1996. She has a bachelor of arts from Princeton University and an
MBA in finance and a master's in public affairs from the University of Texas.

GREGORY J. WOODHAMS

Mr. Woodhams, Vice President and Senior Portfolio Manager, has been a member of the team that manages Growth since he joined American Century in September 1997 as an Investment Analyst.  He was promoted to Portfolio Manager for the Growth team in May 1998.  Before joining American Century, he served as Vice President and Director of Equity Research for Texas Commerce Bank, a subsidiary of Chase
Manhattan Bank.  He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin.  He is a Chartered
Financial Analyst.

E. A. PRESCOTT LEGARD

Mr. LeGard, Portfolio Manager, has been a member of the team that manages Growth since March 2000. Before joining American Century in March 1999, he was an analyst for USAA Investment Management from March 1998 to March 1999 and a portfolio manager for Commerce Bancshares from November 1993 to February 1998.
He has a bachelor's degree in economics from DePauw University. He is a
Chartered Financial Analyst.

Ultra

JAMES E. STOWERS III

Mr. Stowers, Co-Chairman and Portfolio Manager, has been a member of the team that manages Ultra since 1981. He joined American Century in 1981. He has a bachelor's degree in finance from Arizona State University.

JOHN R. SYKORA

Mr. Sykora, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ultra since November 1997. He joined American Century in
May 1994 as an Investment Analyst. He has a bachelor's degree in accounting and finance from Creighton University and an MBA in finance from Michigan State
University.  He is a Chartered Financial Analyst.

BRUCE A. WIMBERLY

Mr. Wimberly, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined American Century in
September 1994 as an Investment Analyst. He has a bachelor of arts from
Middlebury College and an MBA from the Kellogg Graduate School of Management,
Northwestern University.

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[graphic of pointing finger]
Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

8       American Century Investments                             1-800-345-3533

Vista

GLENN A. FOGLE

Mr. Fogle, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Vista since March 1993.  He joined American Century in
September 1990 as an Investment Analyst.  He has a bachelor of business administration (management) and an MBA in finance from Texas Christian
University. He is a Chartered  Financial Analyst.

DAVID M. ROSE

Mr. Rose, Portfolio Manager, has been a member of the team that manages Vista since January 2001. He joined American Century in July 1998 as an investment analyst.  Before joining American Century, he was the business manager for
SingleLife Enterprises Inc. from September 1991 to May 1996.  From August 1996 to May 1998, he attended the University of Wisconsin-Madison, where he earned an
MS in finance, investments and banking. He also has a bachelor's degree in business administration from Washington University.

Heritage

LINDA K. PETERSON

Ms. Peterson, Vice President and Portfolio Manager, has been a member of the team that manages Heritage since March 1998. She joined American Century in
1986. She served as an Investment Analyst for American Century's growth-oriented equity funds, including Heritage, from April 1994 until February 1998.  She has a bachelor's degree in finance from the University of Northern Iowa and an MBA from the University of Missouri-Kansas City.  She is a Chartered Financial
Analyst.

KURT R. STALZER

Mr. Stalzer, Vice President and Portfolio Manager, has been a member of the team that manages Heritage since joining American Century in January 2000. Before joining  American Century, he was a Portfolio Manager for Scudder Kemper
Investments from January 1997 to October 1999 and for Munder Capital Management
from January 1994  to December 1996. He has a BBA in finance and accounting from the University of Michigan - Dearborn.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

www.americancentury.com                   American Century Investments       9

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR C CLASS SHARES

The C Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                     $2,500
--------------------------------------------------------------------------------
Traditional IRA                         $1,000
--------------------------------------------------------------------------------
Roth IRA                                $1,000
--------------------------------------------------------------------------------
Education IRA                           $500
--------------------------------------------------------------------------------
UGMA/UTMA                               $2,500
--------------------------------------------------------------------------------
403(b)                                  $1,000(1)
--------------------------------------------------------------------------------
Qualified Retirement Plans              $2,500(2)

(1)  For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

(2)  The minimum investment requirements may be different for some types of retirement accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

* minimum investment requirements
* exchange policies
* fund choices
* cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

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[graphic of pointing finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

10       American Century Investments                             1-800-345-3533

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor who we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

[left margin]

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

www.americancentury.com                   American Century Investments        11

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

EXCHANGES BETWEEN FUNDS

You may exchange C Class shares of the fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a Contingent Deferred Sales Charge (CDSC) on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

[left margin]

[graphic of  pointing finger]
A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American Century account.

12      American Century Investments                             1-800-345-3533

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in
December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

[left margin]

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

www.americancentury.com                   American Century Investments        13

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution                 Tax Rate for 15% Bracket   Tax Rate for 28% Bracket or Above
--------------------------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate       Ordinary income rate
--------------------------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                        20%
--------------------------------------------------------------------------------------------------
Long-term capital gains (>5 years)    8%                        20%(1)

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

[left margin]

[graphic of pointing finger]
Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

14      American Century Investments                             1-800-345-3533

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and pay 31% of dividends, capital gains distributions and redemption proceeds to the IRS.

www.americancentury.com                  American Century Investments         15

MULTIPLE CLASS INFORMATION

American Century offers four classes of the funds: Investor Class, Institutional
Class, Advisor Class and C Class. The shares offered by this Prospectus are C
Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the C Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares
*  1-800-345-3533 for Institutional and Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Contingent Deferred Sales Charge

If you sell C Class shares within 18 months of purchasing them, you will pay a
Contingent Deferred Sales Charge (CDSC). The charge is 1.00% in the first year after purchase, declines ratably over the next six months and is eliminated thereafter in accordance with the following chart:

   After 13 months      0.833%
   After 14 months      0.666%
   After 15 months      0.500%
   After 16 months      0.333%
   After 17 months      0.167%
   After 18 months      0.000%

The CDSC is calculated from your date of purchase, and will not be charged on shares acquired through reinvestment of dividends or distributions, increases in the net asset value of shares, or exchanges into the C Class of other American
Century funds. We will redeem shares not subject to the CDSC first, and other shares will be redeemed in the order they were purchased.

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' C Class shares have a 12b-1 Plan. Under the Plan, the funds' C Class pays an annual fee of 1.00% of C Class average net assets, 0.25%
for certain individual shareholder and administrative services and 0.75% for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make C Class shares available. Because these fees are paid out of the funds'
assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class
Structure - Master Distribution and Shareholder Services Plan in the Statement
of Additional Information.

16     American Century Investments                             1-800-345-3533

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 1.00% lower than the C Class. If the C Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The tables on the next few pages itemize what contributed to the changes in the
Investor Class share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports and the financial statements are included in the funds' annual reports, which are available upon request.

www.americancentury.com                   American Century Investments       17

GROWTH FUND
Investor Class

For a Share Outstanding Throughout the Years Ended October 31

Per-Share Data
                                                                  2000      1999      1998      1997      1996
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $31.60    $28.03    $27.86    $22.21    $23.88
                                                                -------  --------  --------   --------  --------
Income From Investment Operations
   Net Investment Income (Loss)(1)                               (0.10)    (0.07)    (0.01)     0.01     (0.01)
    Net Realized and Unrealized Gain on Investment Transactions   3.73      9.03      4.35      6.07      1.47
                                                                -------  --------  --------   --------  --------
   Total From Investment Operations                               3.63      8.96      4.34      6.08      1.46
                                                                -------  --------  --------   --------  --------
Distributions
   From Net Investment Income                                      --       --        --        (0.18)    (0.07)
   From Net Realized Gains on Investment Transactions            (4.14)    (5.39)    (4.17)     (0.25)    (2.98)
   In Excess of Net Realized Gains on Investment Transactions      --        --       --         --       (0.08)
                                                                -------  --------  --------   --------  --------
   Total Distributions                                           (4.14)    (5.39)    (4.17)     (0.43)    (3.13)
                                                                -------  --------  --------   --------  --------
Net Asset Value, End of Period                                   $31.09    $31.60    $28.03     $27.86    $22.21
                                                                ========  ========  ========  ========  ========
   Total Return(2)                                               11.49%    36.31%    18.53%     27.85%     8.18%

Ratios/Supplemental Data
                                                                  2000      1999      1998      1997      1996
-----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                 1.00%     1.00%     1.00%     1.00%     1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets      (0.30)%   (0.24)%   (0.02)%    0.02%    (0.10)%
Portfolio Turnover Rate                                           102%       92%      126%       75%      122%
Net Assets, End of Period (in millions)                          $9,557    $8,333    $6,097    $5,113    $4,765

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

18     American Century Investments                             1-800-345-3533

ULTRA FUND
Investor Class

For a Share Outstanding Throughout the Years Ended October 31

Per-Share Data
                                                                  2000      1999       1998        1997      1996
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $38.97    $31.06     $33.46      $29.52    $28.03
                                                                --------  --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income (Loss)(1)                                (0.28)    (0.14)     (0.02)       0.01     (0.05)
  Net Realized and Unrealized Gain
  on Investment Transactions                                      4.14     11.17       4.70        5.62      2.84
                                                                --------  --------   --------   --------   --------
  Total From Investment Operations                                3.86     11.03       4.68        5.63      2.79
                                                                --------  --------   --------   --------   --------
Distributions
  From Net Investment Income                                       --        --       (0.01)        --        --
  From Net Realized Gains on Investment Transactions             (1.38)    (3.12)     (7.07)      (1.69)    (1.19)
  In Excess of Net Realized Gains on Investment Transactions       --        --         --          --      (0.11)
                                                                --------  --------   --------   --------   --------
  Total Distributions                                            (1.38)    (3.12)     (7.08)      (1.69)    (1.30)
                                                                --------  --------   --------   --------   --------
Net Asset Value, End of Period                                   $41.45    $38.97     $31.06      $33.46    $29.52
                                                                ========  ========   ========   ========   ========
  Total Return(2)                                                 9.81%    37.94%     17.61%      19.95%    10.79%

Ratios/Supplemental Data
                                                                  2000      1999       1998        1997      1996
--------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                 0.99%     1.00%      1.00%       1.00%     1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets      (0.64)%   (0.39)%    (0.08)%      0.03%    (0.20)%
Portfolio Turnover Rate                                            62%       42%       128%        107%       87%
Net Assets, End of Period (in millions)                         $38,461   $35,752    $25,396     $21,695    $18,266

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                   American Century Investments     19

VISTA FUND
Investor Class

For a Share Outstanding Throughout the Years Ended October 31

Per-Share Data
                                                                  2000       1999      1998      1997      1996
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $15.41     $9.27     $14.53    $15.68    $15.73
                                                                --------   -------   --------  --------  --------
Income From Investment Operations
   Net Investment Loss(1)                                        (0.16)     (0.05)    (0.05)    (0.10)    (0.11)
   Net Realized and Unrealized Gain (Loss)
   on Investment Transactions                                    10.07       6.19     (4.41)     0.13      1.09
                                                                --------   -------   --------  --------  --------
   Total From Investment Operations                               9.91       6.14     (4.49)     0.03      0.98
                                                                --------   -------   --------  --------  --------
Distributions
   From Net Realized Gains on Investment Transactions            (0.95)       --     (0.80)    (1.18)    (1.02)
   In Excess of Net Realized Gains on Investment Transactions      --         --       --        --      (0.01)
                                                                --------   -------   --------  --------  --------
   Total Distributions                                           (0.95)       --     (0.80)    (1.18)    (1.03)
                                                                --------   -------   --------  --------  --------
Net Asset Value, End of Period                                   $24.37     $15.41    $9.27     $14.53    $15.68
                                                                ========   ========  =======   ========  ========
   Total Return(2)                                               66.16%     66.24%   (31.94)%    0.29%     6.96%

-----------------------------------------------------------------------------------------------------------------
                                                                  2000       1999      1998      1997      1996
Ratio of Operating Expenses to Average Net Assets                 1.00%      1.00%     1.00%     1.00%     1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets      (0.65)%    (0.40)%   (0.42)%   (0.73)%   (0.70)%
Portfolio Turnover Rate                                           135%       187%      229%       96%       91%
Net Assets, End of Period (in millions)                          $2,345     $1,146     $895     $1,828    $2,276

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

20     American Century Investments                             1-800-345-3533

HERITAGE FUND
Investor Class

For a Share Outstanding Throughout the Years Ended October 31

Per-Share Data
                                                                  2000       1999      1998      1997      1996
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $13.02     $9.98     $14.86    $12.24    $11.75
                                                                --------   -------   --------  --------  --------
Income From Investment Operations
   Net Investment Income (Loss)(1)                               (0.03)      0.02      0.03      0.01       --
   Net Realized and Unrealized Gain (Loss)
      on Investment Transactions                                  7.63       3.04     (2.14)     3.41      1.15
                                                                --------   -------   --------  --------  --------
   Total From Investment Operations                               7.60       3.06     (2.11)     3.42      1.15
                                                                --------   -------   --------  --------  --------
Distributions
   From Net Investment Income                                    (0.01)     (0.02)    (0.07)    (0.09)    (0.05)
   In Excess of Net Investment Income                            (0.03)       --        --        --        --
   From Net Realized Gains on Investment Transactions            (1.48)       --      (2.70)    (0.71)    (0.61)
                                                                --------   -------   --------  --------  --------
   Total Distributions                                           (1.52)     (0.02)    (2.77)    (0.80)    (0.66)
                                                                --------   -------   --------  --------  --------
Net Asset Value, End of Period                                   $19.10     $13.02    $9.98     $14.86    $12.24
                                                                ========   =======   ========  ========  ========
   Total Return(2)                                               62.61%     30.71%   (15.87)%   29.56%    10.44%

Ratios/Supplemental Data
                                                                  2000       1999      1998      1997      1996
-----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                 1.00%      1.00%     1.00%     1.00%     0.99%
Ratio of Net Investment Income (Loss) to Average Net Assets      (0.17)%     0.19%     0.29%     0.05%      --
Portfolio Turnover Rate                                           119%       134%      148%       69%      122%
Net Assets, End of Period (in millions)                          $1,975     $1,000     $978     $1,321    $1,083

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                  American Century Investments        21

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS.

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person               SEC Public Reference Room
                        Washington, D.C.
                        Call 202-942-8090 for
                        location and hours.

On the Internet         * EDGAR database at www.sec.gov
                        * By email request at publicinfo@sec.gov

By mail                 SEC Public Reference Section
                        Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

                [american century logo and text logo (reg. sm.)]
                          American Century Investments
                              P.O. Box 419385
                       Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

0105
SH-PRS-24812

Your
AMERICAN CENTURY
prospectus

High-Yield Fund

                                                                    MAY 1, 2001
                                                                        C CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                               American Century
                                                      Investment Services, Inc.

                                [american century logo and text logo (reg. sm)]

[left margin]
                [american century logo and text logo (reg. sm)]
                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                  64141-63857

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and, more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund - the fund's investment objectives, strategies and risks.

As you continue to read, the Prospectus will acquaint you with the fund management team and give you an overview about how to invest and manage your account. You'll also find important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/signature/Gordon Snyder
W. Gordon Snyder
President, Chief Marketing Officer
American Century Investment Services, Inc.

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing finger]
This symbol highlights special information and helpful tips.

                                                   American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests primarily in a diversified portfolio of lower-rated corporate
DEBT  SECURITIES, which are subject to substantial risks and consequently pay higher yields. Among these risks are

*  credit risk
*  liquidity risk
*  interest rate risk

A detailed description of the fund's investment strategies and risks begins on page 4.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking high current income with the potential for capital gains
*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  uncomfortable with the risk of investing in lower-rated debt securities
*  looking for the added security of FDIC insurance

2       American Century Investments                             1-800-345-3533

FUND PERFORMANCE HISTORY

When the C Class of the fund has investment results for a full calendar year, this section will feature charts that show

*  Annual Total Returns

*  Highest and Lowest Quarterly Returns

*  Average Annual Total Returns, including a comparison of these returns to a benchmark index for the C Class of the fund

The performance of the fund's Investor Class shares for each full calendar year in the life of the fund is shown below.(1)

[data from bar chart]

             High-Yield
2000          -13.92%
1999            5.86%
1998           -1.25%

(1)  If the C Class had existed during the periods presented, its performance would have been substantially similar to that of the Investor Class because each represents an investment in the same portfolio of securities. However, performance of the C Class would have been lower because of its higher expense ratio.

[left margin]

[graphic of pointing finger]
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

www.americancentury.com                   American Century Investments        3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the C Class shares of other American Century funds
*  to redeem your shares after you have held them for 18 months

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (load)(as a percentage of net asset value)  0.75% (1)

(1)  The deferred sales charge is contingent on the length of time you have owned your shares. The charge is 0.75% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                  Management   Distribution and           Other         Total Annual Fund
                  Fee          Service (12b-1) Fees(1)    Expenses(2)   Operating Expenses
-------------------------------------------------------------------------------------------
High-Yield        0.90%        0.75%                      0.00%         1.65%

(1)  The 12b-1 fee is designed to permit investors to purchase C Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing individual shareholder and administrative services, and a portion is used to compensate them for distribution services. For more information, see
     Service and Distribution Fees, page 15.

(2)  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                     1 year      3 years     5 years    10 years
-------------------------------------------------------------------------------
High-Yield           $244        $517        $891       $1,939

You would pay the following expenses if you did not redeem your shares.

                     1 year     3 years      5 years    10 years
-------------------------------------------------------------------------------
High-Yield           $167       $517         $891       $1,939

[left margin]

[graphic of pointing finger]
When purchasing through a financial intermediary you may be charged a fee.

[graphic of pointing finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

4       American Century Investments                             1-800-345-3533

OBJECTIVES, STRATEGIES AND RISKS

HIGH-YIELD FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests primarily in HIGH-YIELD corporate debt securities with an emphasis on securities that are rated below investment grade.

Under normal market conditions, the fund managers will maintain at least 80% of the fund's total assets in high-yield corporate bonds and other debt instruments
(including income-producing convertible and preferred securities). The remaining assets may be invested in common stocks or other equity-related securities. The fund buys securities that are below investment grade, including so-called junk bonds. Issuers of these  securities often have short financial histories or questionable credit.

Up to 40% of the fund's total assets may be invested in fixed-income obligations of foreign issuers. Under normal market conditions, the fund may invest up to
20% of its assets, and for temporary defensive purposes, up to 100% of its assets, in short-term money market instruments and U.S. government securities.

The fund has no average maturity limitations, but it typically invests in intermediate-term and long-term bonds.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The fund's investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes
(such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. These factors may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay the interest and principal due under its securities.

The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new  and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Because the fund typically invests in intermediate-term and long-term bonds, the fund's interest rate risk is higher than for funds with shorter weighted average maturities, such as money market and short-term bond funds. See the discussion on page 6 for more information about the effects of changing interest rates on the fund's portfolio.

High-Yield can invest up to 40% of its assets in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S.
issuers.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

[left margin]

A HIGH-YIELD security is one that has been rated below one of the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality. A discussion of the fund's authorized credit quality range and credit risk starts on page 7.

www.americancentury.com                   American Century Investments        5

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U. S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

* determining which debt securities help a fund meet its maturity requirements

* identifying debt securities that satisfy a fund's credit quality standards

* evaluating the current economic conditions and assessing the risk of inflation

* evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                             Amount of        Percent of   Remaining    Weighted
                             Security Owned   Portfolio    Maturity     Maturity
---------------------------------------------------------------------------------
Debt Security A              $100,000         25%          4 years      1 year
---------------------------------------------------------------------------------
Debt Security B              $300,000         75%          12 years     9 years
---------------------------------------------------------------------------------
Weighted Average Maturity                                               10 years

TYPES OF RISK

The basic types of risk the fund faces are described below.

INTEREST RATE RISK

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

[left margin]

[graphic of pointing finger]
The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

WEIGHTED AVERAGE MATURITY is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

6       American Century Investments                             1-800-345-3533

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity     Current Price    Price After 1% Increase    Change in Price
----------------------------------------------------------------------------------
1 year                 $100.00          $99.06                    -0.94%
----------------------------------------------------------------------------------
3 years                $100.00          $97.38                    -2.62%
----------------------------------------------------------------------------------
10 years               $100.00          $93.20                    -6.80%
----------------------------------------------------------------------------------
30 years               $100.00          $88.69                   -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

The blue bar in the following chart shows the authorized credit quality ranges for High-Yield.

-----------------------------------------
                  Quality
-----------------------------------------
        High Quality
----------------------------
                         A-1          A-2         A-3
                         P-1          P-2         P-3
                         MIG-1        MIG-2       MIG-3
                         SP-1         SP-2        SP-3
                 AAA     AA     A     BBB    BB    B    CCC   CC    C    D
--------------------------------------------------------------------------------
High Yield                             X      X    X     X     X    X    X
--------------------------------------------------------------------------------
INVESTMENT GRADE                          NON-INVESTMENT GRADE
----------------------------------------  --------------------------------------

LIQUIDITY RISK

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

[left margin]

[graphic of pointing finger]
Credit quality may be lower when the issuer has any of the following

*  a high debt level
*  a short operating history
*  a senior level of debt
*  a difficult, competitive environment
*  a less stable cash flow

[graphic of pointing finger]
The Statement of Additional Information provides a detailed description of these securities ratings.

www.americancentury.com                   American Century Investments        7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the fund. The amount of the management fee for the C Class is calculated daily and paid monthly in arrears, taking into account the average net assets of all classes of the fund. High-Yield will pay the advisor a unified management fee of 0.90% of the average net assets of the C Class shares of the fund.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of the fund's fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio manager who leads the team is identified below:

THERESA C. FENNELL

Ms. Fennell, Vice President and Senior Portfolio Manager, has been a member of the team that manages High-Yield since its inception in September 1997. She joined American Century in June 1997. Prior to joining American Century, she was an Associate Portfolio Manager with Smith Barney Mutual Funds Management, Inc.
She has a bachelor's degree in economics from the University of Virginia. Ms.
Fennell is a Chartered Financial Analyst.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

[left margin]

[graphic of pointing finger]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

8       American Century Investments                             1-800-345-3533

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR C CLASS SHARES

The C Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                     $2,500
--------------------------------------------------------------------------------
Traditional IRA                         $1,000
--------------------------------------------------------------------------------
Roth IRA                                $1,000
--------------------------------------------------------------------------------
Education IRA                           $500
--------------------------------------------------------------------------------
UGMA/UTMA                               $2,500
--------------------------------------------------------------------------------
403(b)                                  $1,000(1)
--------------------------------------------------------------------------------
Qualified Retirement Plans              $2,500(2)

(1) For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

(2) The minimum investment requirements may be different for some types of retirement accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

* minimum investment requirements
* exchange policies
* fund choices
* cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

[left margin]

[graphic of pointing finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

www.americancentury.com                   American Century Investments        9

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor who we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

[left margin]

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

10      American Century Investments                             1-800-345-3533

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

EXCHANGES BETWEEN FUNDS

You may exchange C Class shares of the fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a Contingent Deferred Sales Charge (CDSC) on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

[left margin]

[graphic of pointing finger]
A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American Century account.

www.americancentury.com                   American Century Investments        11

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by  the fund, as well as CAPITAL GAINS realized by the fund on the sale of its investment  securities. The fund pays distributions from net income monthly. The fund generally pays distributions of capital gains, if any, once a year in December. A fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

[left margin]

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

12      American Century Investments                             1-800-345-3533

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution                 Tax Rate for 15% Bracket  Tax Rate for 28% Bracket or Above
-------------------------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate      Ordinary income rate
-------------------------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                       20%
-------------------------------------------------------------------------------------------------
Long-term capital gains (>5 years)   8%                        20%(1)

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

[left margin]

[graphic of pointing finger]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

www.americancentury.com                   American Century Investments         13

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and pay 31% of dividends, capital gains distributions and redemption proceeds to the IRS.

14      American Century Investments                             1-800-345-3533

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Investor Class, Advisor Class and C Class. The shares offered by this Prospectus are C Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the C Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares
*  1-800-345-3533 for Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

Contingent Deferred Sales Charge

If you sell C Class shares within 18 months of purchasing them, you will pay a
Contingent Deferred Sales Charge (CDSC). The charge is 0.75% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter in  accordance with the following chart:

    After 13 months 0.625%
    After 14 months 0.500%
    After 15 months 0.375%
    After 16 months 0.250%
    After 17 months 0.125%
    After 18 months 0.000%

The CDSC is calculated from your date of purchase, and will not be charged on shares acquired through reinvestment of dividends or distributions, increases in the net asset value of shares, or exchanges into the C Class of other American
Century funds. We will redeem shares not subject to the CDSC first, and other shares will be redeemed in the order they were purchased.

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's C Class shares have a 12b-1 Plan. Under the Plan, the fund's C Class pays an annual fee of 0.75% of C Class average net assets, 0.25%
for certain individual shareholder and administrative services and 0.50% for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make C Class shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class
Structure - Master Distribution and Shareholder Services Plan in the Statement
of Additional Information.

www.americancentury.com                   American Century Investments       15

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.75% lower than the C Class. If the C Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The table on the next page itemizes what contributed to the changes in the
Investor Class share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

16      American Century Investments                             1-800-345-3533

HIGH-YIELD FUND
Investor Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

Per-Share Data
                                                                   2000      1999      1998      1997(1)
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $8.54      $8.73     $9.91     $10.00
                                                                 -------   --------  --------   --------
Income From Investment Operations
   Net Investment Income                                           0.85      0.80      0.83       0.06
   Net Realized and Unrealized Loss on Investment Transactions    (1.39)    (0.18)    (1.18)     (0.09)
                                                                 -------   --------  --------   --------
   Total From Investment Operations                               (0.54)     0.62     (0.35)     (0.03)
                                                                 -------   --------  --------   --------
Distributions
   From Net Investment Income                                     (0.80)    (0.80)    (0.83)     (0.06)
   From Net Realized Gains on Investment Transactions                --     (0.01)       --         --
                                                                 -------   --------  --------   --------
   Total Distributions                                            (0.80)    (0.81)    (0.83)     (0.06)
                                                                 -------   --------  --------   --------
Net Asset Value, End of Period                                    $7.20      $8.54     $8.73      $9.91
                                                                 =======   ========  ========   ========
   Total Return(2)                                                (7.08)%    7.03%    (4.09)%    (0.27)%

Ratios/Supplemental Data
                                                                   2000      1999      1998      1997(1)
---------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                  0.90%     0.90%     0.90%    0.90%(3)
Ratio of Net Investment Income to Average Net Assets              10.09%     8.90%     8.41%    7.39%(3)
Portfolio Turnover Rate                                             77%       95%       85%        --
Net Assets, End of Period (in thousands)                         $25,126    $33,537   $32,229    $11,072

(1) September 30, 1997 (inception) through October 31, 1997.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

www.americancentury.com                      American Century Investments    17

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person              SEC Public Reference Room
                       Washington, D.C.
                       Call 202-942-8090 for
                       location and hours.

On the Internet        * EDGAR database at www.sec.gov
                       * By email request at publicinfo@sec.gov

By mail                SEC Public Reference Section
                       Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

                 [american century logo and text logo (reg. sm.)]
                          American Century Investments
                                P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

0105
SH-PRS-24813

AMERICAN CENTURY
statement of
additional information

Growth Fund
Ultra(reg.sm) Fund
Select Fund
Vista Fund
Heritage Fund
Balanced Fund
Tax-Managed Value Fund
Giftrust(reg.tm) Fund
New Opportunities Fund
New Opportunities II Fund
Limited-Term Bond Fund
Intermediate-Term Bond Fund
Bond Fund
High-Yield Fund
Veedot(SM) Fund

                                                                    MAY 1, 2001
                                           American Century  Mutual Funds, Inc.

  THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
INVESTOR, ADVISOR AND INSTITUTIONAL CLASS PROSPECTUSES, DATED MARCH 1, 2001 AND
 THE FUNDS' C CLASS PROSPECTUS DATED MAY 1, 2001, BUT IS NOT A PROSPECTUS.  THE
     STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE
  FUNDS' CURRENT PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE
  CONTACT US  AT ONE OF THE ADDRESSES OR  TELEPHONE NUMBERS LISTED ON  THE BACK
       COVER OR VISIT  AMERICAN CENTURY'S WEB SITE  AT WWW.AMERICANCENTURY.COM.

     THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL INVESTORS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
                                  SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

                                                               American Century
                                                      Investment Services, Inc.

                                 [american century logo and text logo (reg. sm])

The Funds' History ........................................................    2
Fund Investment Guidelines ................................................    3
  Growth, Ultra, Select, Vista, Heritage, Giftrust,

  Growth, Ultra, Select, Vista, Heritage, Tax-Managed Value,  Giftrust,
     New Opportunities, New Opportunities II,
     Veedot and the Equity Portion of Balanced ............................   38
  Limited-Term Bond, Intermediate-Term Bond, Bond,

      www.americancentury.com                American Century Investments 1

THE FUNDS' HISTORY

American Century Mutual Funds, Inc. is a registered open-end management investment company that was organized in 1957 as a Delaware corporation under the name Twentieth Century Investors, Inc. On June 2, 1990, the company reorganized as a Maryland corporation, and in January 1997 it changed its name to American Century Mutual Funds, Inc. Throughout this Statement of Additional
Information we refer to American Century Mutual Funds, Inc. as the corporation.

Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

                          INVESTOR CLASS                                  ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------------
Fund                      Ticker Symbol       Inception Date              Ticker Symbol       Inception Date
-----------------------------------------------------------------------------------------------------------------
Growth                    TWCGX               10/31/1958                  TWRAX               06/04/1997
-----------------------------------------------------------------------------------------------------------------
Ultra                     TWCUX               11/02/1981                  TWUAX               10/02/1996
-----------------------------------------------------------------------------------------------------------------
Select                    TWCIX               10/31/1958                  TWCAX               08/08/1997
-----------------------------------------------------------------------------------------------------------------
Vista                     TWCVX               11/25/1983                  TWVAX               10/02/1996
-----------------------------------------------------------------------------------------------------------------
Heritage                  TWHIX               11/10/1987                  ATHAX               07/11/1997
-----------------------------------------------------------------------------------------------------------------
Balanced                  TWBIX               11/20/1988                  TWBAX               01/06/1997
-----------------------------------------------------------------------------------------------------------------
Tax-Managed Value         ACTIX               03/01/1999                  N/A                 N/A
-----------------------------------------------------------------------------------------------------------------
Giftrust                  TWGTX               11/25/1983                  N/A                 N/A
-----------------------------------------------------------------------------------------------------------------
New Opportunities         TWNOX               12/26/1996                  N/A                 N/A
-----------------------------------------------------------------------------------------------------------------
New Opportunities II      N/A                 N/A                         N/A                 N/A
-----------------------------------------------------------------------------------------------------------------
Limited-Term Bond         ABLIX               03/01/1994                  ABLAX               11/12/1997
-----------------------------------------------------------------------------------------------------------------
Intermediate-Term Bond    TWITX               03/01/1994                  TWTAX               08/14/1997
-----------------------------------------------------------------------------------------------------------------
Bond                      TWLBX               03/02/1987                  ABBAX               08/08/1997
-----------------------------------------------------------------------------------------------------------------
High-Yield                ABHIX               09/30/1997                  N/A                 N/A
-----------------------------------------------------------------------------------------------------------------
Veedot                    ABVIX               11/30/1999                  N/A                 N/A
-----------------------------------------------------------------------------------------------------------------

 2       American Century Investments                         1-800-345-2021

                          INSTITUTIONAL CLASS                             C CLASS
-----------------------------------------------------------------------------------------------------------------
Fund                      Ticker Symbol       Inception Date              Ticker Symbol       Inception Date
-----------------------------------------------------------------------------------------------------------------
Growth                    TWGIX               06/16/1997                  N/A                 N/A
-----------------------------------------------------------------------------------------------------------------
Ultra                     TWUIX               11/14/1996                  N/A                 N/A
-----------------------------------------------------------------------------------------------------------------
Select                    TWSIX               03/13/1997                  N/A                 N/A
-----------------------------------------------------------------------------------------------------------------
Vista                     TWVIX               11/14/1996                  N/A                 N/A
-----------------------------------------------------------------------------------------------------------------
Heritage                  ATHIX               06/16/1997                  N/A                 N/A
-----------------------------------------------------------------------------------------------------------------
Balanced                  N/A                 05/01/2000                  N/A                 N/A
-----------------------------------------------------------------------------------------------------------------
Tax-Managed Value         N/A                 N/A                         N/A                 N/A
-----------------------------------------------------------------------------------------------------------------
Giftrust                  N/A                 N/A                         N/A                 N/A
-----------------------------------------------------------------------------------------------------------------
New Opportunities         N/A                 N/A                         N/A                 N/A
-----------------------------------------------------------------------------------------------------------------
New Opportunities II      N/A                 N/A                         N/A                 N/A
-----------------------------------------------------------------------------------------------------------------
Limited-Term Bond         N/A                 N/A                         N/A                 N/A
-----------------------------------------------------------------------------------------------------------------
Intermediate-Term Bond    N/A                 N/A                         N/A                 N/A
-----------------------------------------------------------------------------------------------------------------
Bond                      N/A                 N/A                         N/A                 N/A
-----------------------------------------------------------------------------------------------------------------
High-Yield                N/A                 N/A                         N/A                 N/A
-----------------------------------------------------------------------------------------------------------------
Veedot                    N/A                 08/01/2000                  N/A                 N/A
-----------------------------------------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 8. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectuses.

Each fund, other than Veedot, is diversified as defined in the Investment
Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

Veedot is nondiversified. Although Veedot's managers expect that it will ordinarily satisfy the requirements of a diversified fund, its nondiversified status gives it more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

         www.americancentury.com               American Century Investments 3

GROWTH, ULTRA, SELECT, VISTA, HERITAGE, GIFTRUST, NEW OPPORTUNITIES, NEW
OPPORTUNITIES II AND VEEDOT

In general, within the restrictions outlined here and in the funds'
Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the advisor's intention that each fund will generally consist of domestic and foreign common stocks, convertible debt securities and equity equivalent securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques, such as those reflected in Table 1 on page 7, when such a course is deemed appropriate in order to pursue a fund's investment objective. Senior securities that, in the opinion of the fund managers, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested, regardless of the movement of stock or bond prices, generally. However, should the funds' investment methodology fail to identify sufficient acceptable securities, or for any other reason including the desire to take a temporary defensive position, the funds may invest up to 100% of their assets in U.S. government securities. In most circumstances, each fund's actual level of cash and cash equivalents will be less than 10%. The managers may use stock index future contracts as a way to expose each fund's cash assets to the market while maintaining liquidity. As mentioned in the Prospectuses, the managers may not leverage a fund's portfolios; so there is no greater market risk to the funds than if they purchase stocks. See Derivative Securities, page 10, Short-Term Securities, page
13 and Futures and Options, page 14.

BALANCED

In general, within the restrictions outlined here and in this fund's Prospectus, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested. As a matter of fundamental policy, the managers will invest approximately 60% of the fund's portfolio in equity securities and the remainder in bonds and other fixed-income securities. The equity portion of the fund generally will be invested in equity securities of companies comprising the 1,500 largest publicly traded companies in the United
States. The fund's investment approach may cause its equity portion to be more heavily invested in some industries than in others. However, it may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry. In addition, as a diversified investment company, its investments in a single issue are limited, as described above in
Fund Investment Guidelines. The fund managers also may purchase foreign securities, convertible debt securities, equity-equivalent securities, non-leveraged stock index futures contracts and similar securities, and short-term securities. See Table 1, page 7.

The fixed-income portion of the fund generally will be invested in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities. There are no maturity restrictions on the fixed-income securities in which the fund invests, but under normal conditions the weighted average maturity for the fixed-income portion of the fund will be in the 3- to10-year range. The managers will actively manage the portfolio, adjusting the portfolio's weighted average maturity in response to expected changes in interest rates. During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices rising, a longer weighted average portfolio maturity

 4       American Century Investments                         1-800-345-2021

may be adopted. The restrictions on the quality of the fixed-income securities the fund may purchase are described in the Prospectus. For a description of the fixed-income securities rating system, see Explanation of Fixed-Income
Securities Ratings, on page 53.

TAX-MANAGED VALUE

The fund managers will invest primarily in stocks of medium to large companies that the managers believe are undervalued at the time of purchase. The fund manager will usually purchase common stocks of U.S. and foreign companies, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, notes, bonds and other debt securities. See Table 1.

LIMITED-TERM BOND, INTERMEDIATE-TERM BOND AND BOND

To achieve their objectives, these funds may invest in diversified portfolios of high- and medium-grade debt securities payable in U.S. currency. Under normal market conditions, each fund will maintain at least 65% of the value of its total assets in investment-grade bonds and other debt instruments. Under normal market conditions, each of the funds may invest up to 35% of its assets, and for temporary defensive purposes, up to 100% of its assets, in short-term securities.

The funds may invest in securities that at the time of purchase are rated by a nationally recognized statistical rating organization or, if not rated, are of equivalent investment quality as determined by the advisor, as follows:
short-term notes within the two highest categories, (for example, at least MIG-2 by Moody's Investor Services (Moody's) or SP-2 by Standard and Poor's
Corporation (S&P)); corporate, sovereign government, and municipal bonds within the four highest categories (for example, at least Baa by Moody's or BBB by S&P)
; securities of the U.S. government and its agencies and instrumentalities
(described below); other types of securities rated at least P-2 by Moody's or
A-2 by S&P.

The government securities in which the funds may invest include: (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United States, and (2)
obligations (including mortgage-related securities) issued or guaranteed by agencies and instrumentalities of the U.S. government that are established under an act of Congress. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as Federal Home Loan
Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage
Corporation, are supported only by the credit of the instrumentality.

The managers will actively manage the portfolios, adjusting each portfolio's weighted average maturities as necessary in response to expected changes in interest rates. During periods of rising interest rates, a shorter weighted average may be adopted in order to reduce the effect of bond price declines on that fund's net asset value. When interest rates are falling and bond prices are rising, a longer weighted average portfolio maturity may be adopted.

Mortgage-related securities in which the funds may invest include collateralized mortgage obligations (CMOs) issued by a U.S. agency or instrumentality. A CMO is a debt security that is collateralized by a portfolio or pool of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of mortgages or mortgage-backed securities.

The market value of mortgage-related securities, even those in which the underlying pool of mortgage loans is guaranteed as to the payment of principal and interest by the U.S. government, is not insured. When interest rates rise, the market value of those securities

         www.americancentury.com              American Century Investments 5

may decrease in the same manner as other debt, but when interest rates decline, their market value may not increase as much as other debt instruments because of the prepayment feature inherent in the underlying mortgages. If such securities are purchased at a premium, the fund will suffer a loss if the obligation is prepaid. Prepayments will be reinvested at prevailing rates, which may be less than the rate paid by the prepaid obligation.

For the purpose of determining the weighted average portfolio maturity of the funds, the managers shall consider the maturity of a mortgage-related security to be the remaining expected average life of the security. The average life of such securities is likely to be substantially less than the original maturity as a result of prepayments of principal on the underlying mortgages, especially in a declining interest rate environment. In determining the remaining expected average life, the managers make assumptions regarding repayments on underlying mortgages. In a rising interest rate environment, those prepayments generally decrease, and may decrease below the rate of prepayment assumed by the managers when purchasing those securities. Such slowdown may cause the remaining maturity of those securities to lengthen, which will increase the relative volatility of those securities and, hence, the fund holding the securities. See Basics of
Fixed-Income Investing, in the funds' Prospectus.

As noted, each fund may invest up to 35% of its assets, and for temporary defensive purposes as determined by the managers, up to 100% of its assets in short-term securities. See Short-Term Securities, page 13. These investments must meet the rating standards for the funds. To the extent a fund assumes a defensive position, the weighted average maturity of its portfolio may not fall within the ranges stated for the fund. The funds may buy and sell interest rate futures contracts relating to debt securities and bond indexes and may write and buy put and call options relating to interest rate futures contracts for the purpose of achieving their investment objectives. See Futures and Options, page
14.

HIGH-YIELD

The fund invests primarily in lower-rated, higher-yielding corporate bonds, debentures and notes, which are subject to greater credit risk and consequently offer higher yield. The fund also may purchase

*  government securities

*  zero-coupon, step-coupon and pay-in-kind securities

*  convertible securities

*  loan interests

*  common stock or other equity-related securities (limited to 20% of fund assets)

*  short-term securities

Up to 40% of the fund's assets may be invested in foreign securities. The fund also may purchase and sell interest rate futures contracts and related options.
See Futures and Options, page 13.

The securities purchased by the fund generally will be rated in the lower rating categories of recognized rating agencies, as low as Caa by Moody's or D by S&P, or will be unrated securities that the managers deem of comparable quality. The fund may hold securities with higher ratings when the yield differential between low-rated and higher-rated securities narrows and the risk of loss may be reduced substantially with only a relatively small reduction in yield. The fund will not invest more than 10% of its total assets in securities rated lower than
B by both Moody's and S&P.

Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations,

 6       American Century Investments                         1-800-345-2021

to meet projected business goals and to obtain additional financing. In the event of a default, the fund would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

The market for lower quality securities is generally less liquid than the market for higher quality securities. Adverse publicity and investor perceptions as well as new or proposed laws also may have a greater negative impact on the market for lower quality securities. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, the managers may elect to treat such securities as unrated debt.

TABLE 1
--------------------------------------------------------------------------------

                                                    Limited-
                                                   Term Bond,            New
                  Growth                          Intermediate-   Opportunities II                               Tax-
                   Ultra      Vista      High      Term Bond,            New                                    Managed
                  Select    Heritage     Yield        Bond          Opportunities     Giftrust     Balanced      Value     Veedot
-----------------------------------------------------------------------------------------------------------------------------------
Foreign
Securities           X          X         40%           X                 X               X            X           X          X
-----------------------------------------------------------------------------------------------------------------------------------
Convertible
Debt
Securities           X          X          X                              X               X            X           X          X
-----------------------------------------------------------------------------------------------------------------------------------
Short Sales          X          X          X                              X               X            X           X          X
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio
Lending           33 1/3%    33 1/3%    33 1/3%      33 1/3%           33 1/3%         33 1/3%       33 1/3%     33 1/3%    33 1/3%
-----------------------------------------------------------------------------------------------------------------------------------
Derivative
Securities           X          X          X            X                 X               X            X           X          X
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Companies with
Limited Operating
Histories           5%         10%        15%          5%                10%             10%          5%           X         10%
-----------------------------------------------------------------------------------------------------------------------------------
Other
Investment
Companies           10%        10%        10%          10%               10%             10%          10%         10%        10%
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase
Agreement            X          X          X            X                 X               X            X           X          X
-----------------------------------------------------------------------------------------------------------------------------------
When-Issued and Forward
Commitment
Agreements           X          X          X            X                 X               X            X           X          X
-----------------------------------------------------------------------------------------------------------------------------------
Illiquid
Securities          15%        15%        15%          15%               15%             15%          15%         15%        15%
-----------------------------------------------------------------------------------------------------------------------------------
Restricted
Securities           X          X          X            X                 X               X            X           X          X
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term
Securities           X          X          X           35%                X               X            X           X          X

         www.americancentury.com              American Century Investments 7

                                                    Limited-
                                                   Term Bond,            New
                  Growth                          Intermediate-   Opportunities II                               Tax-
                   Ultra      Vista      High      Term Bond,            New                                    Managed
                  Select    Heritage     Yield        Bond          Opportunities     Giftrust     Balanced      Value     Veedot
-----------------------------------------------------------------------------------------------------------------------------------
Futures
& Options            X          X          X            X                 X               X            X           X          X
-----------------------------------------------------------------------------------------------------------------------------------
Forward Currency
Exchange
Contracts            X          X          X            X                 X               X            X           X          X
-----------------------------------------------------------------------------------------------------------------------------------
Equity
Equivalents          X          X          X                              X               X            X           X          X
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
Municipal
Notes                                      X            X                                              X           X
-----------------------------------------------------------------------------------------------------------------------------------
Municipal
Bonds                                      X            X                                              X           X
-----------------------------------------------------------------------------------------------------------------------------------
Variable- and
Floating-Rate
Obligations                                X            X                                              X           X
-----------------------------------------------------------------------------------------------------------------------------------
Obligations with Term
Puts Attached                              X            X                                              X           X
-----------------------------------------------------------------------------------------------------------------------------------
Tender Option Bonds                        X                                                                       X
-----------------------------------------------------------------------------------------------------------------------------------
Zero-Coupon                                X            X                                              X
-----------------------------------------------------------------------------------------------------------------------------------
Inverse Floaters                           X            X                                              X           X
-----------------------------------------------------------------------------------------------------------------------------------
Loan Interests                             X
-----------------------------------------------------------------------------------------------------------------------------------

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle, consult Table 1, page 7.

Foreign Securities

Each fund may invest in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

An unlimited portion of each fund's total assets may be invested in the securities of foreign issuers, except for High-Yield, which may invest up to 40%
of its assets in foreign securities.

Investments in foreign securities may present certain risks, including:

CURRENCY RISK - The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the dollar

 8       American Century Investments                         1-800-345-2021

falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK - The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK - Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than non-convertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

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Convertible debt securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible debt securities typically have lower ratings from ratings organizations than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the collateral account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price will be maintained by the fund's custodian.

A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*  through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

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Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than it had invested. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made.
The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Investment in Companies with Limited Operating Histories

The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange

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Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days, but not more than 120 days, later).

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

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Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, these funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

*  Bankers' Acceptances

*  Short-term notes, bonds, debentures or other debt instruments

*  Repurchase agreements

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. These investments may include investments in money market funds managed by the advisor.

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

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*  3% of the total voting stock of any one investment company;

*  5% of the fund's total assets with respect to any one investment company; and

*  10% of a fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities (taking a short futures position),

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The fund managers may engage in futures and options transactions based on securities indices, provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income funds, or the S&P 500
Index for equity funds. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes.
Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity
Futures Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an

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amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date.  A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing.
However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

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OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See Derivative Securities, page 10.

The funds expect to use forward currency contracts under two circumstances:

(1) When the fund managers are purchasing or selling a security denominated in a foreign currency and wish to lock in the U.S. dollar price of that security, the fund managers would be able to enter into a forward currency contract to do so;

(2) When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

In the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S.
dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will segregate on its records cash or securities in an amount sufficient to cover its obligations under the forward currency contract.

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The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the fund managers believe that it is important to have flexibility to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract.
Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security to make delivery of the foreign currency the fund is obligated to deliver.

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

Each fund (except High-Yield) will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the advisor. Each fund's investments (except
High-Yield) in convertible debt securities and other high-yield, non-convertible debt securities rated below investment-grade will comprise less than 35% of the fund's net assets. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations.
Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described in the Foreign Securities section, page 8, are an example of the type of derivative security in which a fund might invest.

Municipal Notes

Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

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Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Municipal Bonds

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

General Obligation (GO) bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility.
Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and sea port facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt-service reserve fund.

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's operator to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Variable- and Floating-Rate Obligations

Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

Obligations with Term Puts Attached

The funds may invest in fixed-rate bonds subject to third-party puts and participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.
The fund managers expect that the funds will pay more for securities with puts attached than for securities without these liquidity features.

 18       American Century Investments                         1-800-345-2021

Some obligations with term puts attached may be issued by municipalities. The fund managers may buy securities with puts attached to keep a fund fully invested in municipal securities while maintaining sufficient portfolio liquidity to meet redemption requests or to facilitate management of the funds'
investments.To ensure that the interest on municipal securities subject to puts is tax-exempt to the funds, the advisor limits the funds' use of puts in accordance with applicable interpretations and rulings of the Internal Revenue
Service (IRS).

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the fund managers under the direction of the Board of Directors.

Tender Option Bonds

Tender Option Bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to money market funds. However, any of the funds may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the guarantor's short-term rating and the underlying bond's long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the fund managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the rating on its underlying bond falls below the second-highest rating category designated by a rating agency.

The fund managers also take steps to minimize the risk that the fund may realize taxable income as a result of holding TOBs. These steps may include consideration of (a) legal opinions relating to the tax-exempt status of the underlying municipal bonds, (b) legal opinions relating to the tax ownership of the underlying bonds, and (c) other elements of the structure that could result in taxable income or other adverse tax consequences. After purchase, the fund managers monitor factors related to the tax-exempt status of the fund's TOB holdings in order to minimize the risk of generating taxable income.

Zero-Coupon, Step-Coupon and Pay-In-Kind Securities

Zero-coupon, step-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds are required to make distributions of the original issue discount and other noncash income accrued for

         www.americancentury.com               American Century Investments 19

each year. Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

Inverse Floaters

An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust, or (2) an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i) Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days.
    Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid.
    The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.

Loan Interests

Loan interests are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by the funds may have a maturity of any number of days or years, and may be acquired from U.S. and foreign banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from the holders of loan interests.

 20       American Century Investments                         1-800-345-2021

Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve a risk of insolvency of the agent lending bank or other financial intermediary. Loan interests are not rated by any nationally recognized securities rating organization and are, at present, not readily marketable and may be subject to contractual restrictions on resale.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment
Company Act.

Subject              Policy
--------------------------------------------------------------------------------
Senior Securities    A fund may not issue senior securities, except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing            A fund may not borrow money, except for temporary or
                     emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending              A fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets
                     would be lent to other parties, except (i) through the
                     purchase of debt securities in accordance with its
                     investment objective, policies and limitations or (ii) by
                     engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate          A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other
                     instruments. This policy shall not prevent a fund from
                     investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration        A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities
                     issued or guaranteed by the U.S. government or any of its
                     agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting         A fund may not act as an underwriter of securities issued
                     by others, except to the extent that the fund may be
                     considered an underwriter within the meaning of the
                     Securities Act of 1933 in the disposition of restricted
                     securities.
--------------------------------------------------------------------------------
Commodities          A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                     instruments, provided that this limitation shall not
                     prohibit the fund from purchasing or selling options and
                     futures contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control              A fund may not invest for purposes of exercising control
                     over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only

         www.americancentury.com               American Century Investments 21

overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and

(d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

Subject             Policy
--------------------------------------------------------------------------------
Leveraging          A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of
                    the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity           A fund may not purchase any security or enter into a
                    repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid  securities.
                    Illiquid securities include repurchase agreements not
                    entitling the holder to payment of principal and interest
                    within seven days, and securities that are illiquid by
                    virtue of legal or contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales         A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to
                    constitute selling securities short.
--------------------------------------------------------------------------------
Margin              A fund may not purchase securities on margin, except to
                    obtain such short-term credits as are necessary for the
                    clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on
                    margin.
--------------------------------------------------------------------------------
Futures and Options A fund may enter into futures contracts and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested.
--------------------------------------------------------------------------------
Issuers with        A fund may invest a portion of its assets in the securities
Limited Operating   of issuers with limited operating histories. An issuer is
Histories           considered to have a limited operating history if that
                    issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation,
                    consolidations, and research and development may be
                    considered in determining whether a particular issuer has
                    a record of three years of continuous operation.
--------------------------------------------------------------------------------

 22       American Century Investments                         1-800-345-2021

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund (other than New Opportunities II) is listed in the Financial Highlights table in that fund's Prospectus.

Tax-Managed Value Fund

The fund managers of Tax-Managed Value seek to minimize realized capital gains by keeping portfolio turnover low and generally holding portfolio investments for long periods. Because a higher turnover rate may increase taxable capital gains, the managers carefully weigh the potential benefits of short-term investing against the tax impact such investing would have on the fund's shareholders. However, the fund managers may sell securities to realize losses that can be used to offset realized capital gains. They will take such actions when they believe the tax benefits from realizing losses offset the near-term investment potential of that security.

Other Funds

With respect to each other fund, the managers will sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rate may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objective, the managers may sell a given security regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers'
expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions.
However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to pursue the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

         www.americancentury.com               American Century Investments 23

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

For Ultra, the lower portfolio turnover rate for 1999 resulted from a determination by fund managers that the current portfolio holdings were demonstrating a greater than average chance to increase in value over time. As a result, a fewer number of stocks were sold and purchased during 1999 than has been the fund's historical practice.

MANAGEMENT

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so.
Two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the table below whose names are marked by an asterisk
(*) are interested persons of the funds (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with the funds;
the advisor, American Century Investment Management, Inc. (ACIM); the funds'
agent for transfer and administrative services, American Century Services
Corporation (ACSC); the parent corporation, American Century Companies, Inc.
(ACC) or ACC's subsidiaries (including ACIM and ACSC); the funds' distribution agent, American Century Investment Services, Inc. (ACIS); or other funds advised by the advisor. Each director listed below (except James E. Stowers III) serves as a director of seven registered investment companies in the American Century family of funds, which are also advised by the advisor. James E. Stowers III serves as a director of 15 registered investment companies in the American
Century family of funds.

Name (Age)                   Position(s) Held    Principal Occupation(s)
Address                      With Funds          During Past Five Years
-------------------------------------------------------------------------------------------
James E. Stowers, Jr.* (77)  Director,           Chairman, Director and controlling
4500 Main Street             Chairman of         shareholder, ACC
Kansas City, MO 64111        the Board           Chairman , ACIM, ACSC and six other ACC
                                                 subsidiaries
                                                 Director, ACIM, ACSC and eight other ACC
                                                 subsidiaries(1)
-------------------------------------------------------------------------------------------
James E. Stowers III* (42)   Director            Co-Chairman, ACC
4500 Main Street                                 (September 2000 to present)
Kansas City, MO 64111                            Chief Executive Officer, ACC
                                                 (June 1996 to September 2000)
                                                 Director, ACC, ACIM, ACSC and nine other
                                                 ACC subsidiaries
                                                 President, ACC (January 1995 to June 1997)
                                                 President, ACIM and ACSC (April 1993 to
                                                 August 1997)(2)
-------------------------------------------------------------------------------------------
Thomas A. Brown (61)         Director            Area Vice President, Plains States
4500 Main Street                                 Development, Applied Industrial
Kansas City, MO 64111                            Technologies, Inc., a corporation engaged
                                                 in the sale of bearings and power
                                                 transmission product
-------------------------------------------------------------------------------------------
Robert W. Doering, M.D. (68) Director            Retired, formerly a general surgeon
4500 Main Street
Kansas City, MO 64111

 24       American Century Investments                         1-800-345-2021

Name (Age)                   Position(s) Held    Principal Occupation(s)
Address                      With Funds          During Past Five Years
-------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D. (56)   Director            Senior Vice President and Director,
4500 Main Street                                 Midwest Research Institute
Kansas City, MO 64111
-------------------------------------------------------------------------------------------
D.D. (Del) Hock (66)         Director            Retired, formerly Chairman, Public
4500 Main Street                                 Service Company of Colorado
Kansas City, MO 64111                            Director, RMI.NET Inc., Hathaway
                                                 Corporation and J.D. Edwards & Company
-------------------------------------------------------------------------------------------
Donald H. Pratt (63)         Director,           Chairman of the Board and Director,
4500 Main Street             Vice Chairman       Butler Manufacturing Company,
Kansas City, MO 64111        of the Board        Director, Atlas-Copco North America Inc
-------------------------------------------------------------------------------------------
Gale E. Sayers (57)          Director            President, Chief Executive Officer and
4500 Main Street                                 Founder, Sayers Computer Source
Kansas City, MO 64111
-------------------------------------------------------------------------------------------
M. Jeannine Strandjord (55)  Director            Senior Vice President, Long Distance
4500 Main Street                                 Finance, Sprint Corporation
Kansas City, MO 64111                            Director, DST Systems, Inc.
-------------------------------------------------------------------------------------------

1    Father of James E. Stowers III

2    Son of James E. Stowers, Jr.

Committees

The Board has four standing committees to oversee specific functions of the funds'  operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

Committee     Members                 Function of Committee
-------------------------------------------------------------------------------------------
Executive     James E. Stowers, Jr.   The Executive Committee performs the functions of the
Board of      James E. Stowers III    Directors between Board meetings, subject to the
              Donald H. Pratt         limitations on its power set out in the Maryland
                                      General Corporation Law, and except for matters
                                      required by the Investment Company Act to be acted
                                      upon by the whole Board.
-------------------------------------------------------------------------------------------
Compliance    Thomas A. Brown         The Compliance Committee reviews the results of the
              Donald H. Pratt         funds' and compliance testing program, reviews
              Gale E. Sayers          quarterly reports from the Communications advisor to
              Andrea C. Hall, Ph.D    the Board regarding various compliance matters and
                                      monitors the implementation of the funds' Code of
                                      Ethics, including any violations.
-------------------------------------------------------------------------------------------
Audit         Jeanine Strandjord      The Audit Committee recommends the engagement of the
              Robert W. Doering, M.D. funds' independent auditors and oversees its
              D.D. (Del) Hock         activities. The Committee receives reports from the
                                      advisor's Internal Audit Department, which is
                                      accountable to the Committee. The Committee also
                                      receives reporting about compliance matters
                                      affecting the funds.
-------------------------------------------------------------------------------------------
Nominating    Donald H. Pratt         The Nominating Committee primarily considers and
              D.D. (Del) Hock         recommends individuals for nomination as directors. The
              Andrea C. Hall, PhD     names of potential director candidates are drawn from a
                                      number of sources, including recommendations from
                                      members of the Board, management and shareholders.
                                      This committee also reviews and makes recommendations
                                      to the Board with respect to the composition of Board
                                      committees and other Board-related matters, including
                                      its organization, size, composition, responsibilities,
                                      functions and compensation.
-------------------------------------------------------------------------------------------

         www.americancentury.com               American Century Investments 25

COMPENSATION OF DIRECTORS

The directors serve as directors for seven American Century investment companies. Each director who is not an interested person as defined in the
Investment Company Act receives compensation for service as a member of the
Board of all seven such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the seven investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the seven investment companies served by the Board to each director who is not an interested person as defined in the Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED OCTOBER 31, 2000
--------------------------------------------------------------------------------
                         Total Compensation   Total Compensation from the
Name of Director         from the Funds(1)    American Century Family of Funds(2)
--------------------------------------------------------------------------------
Thomas A. Brown          $46,485              $57,000
Robert W. Doering, M.D.   43,233               53,000
Andrea C. Hall, Ph.D.     46,077               56,500
D.D. (Del) Hock           46,077               56,500
Donald H. Pratt           47,708               58,500
Gale E. Sayers (3)        0                    0
Lloyd T. Silver, Jr.(4)   19,338               23,500
M. Jeannine Strandjord    46,476               57,000
--------------------------------------------------------------------------------

1    Includes compensation paid to the directors during the fiscal year ended
     October 31, 2000, and also includes amounts deferred at the election of the directors under the Amended and Restated American Century Mutual Funds
     Deferred Compensation Plan for Non-Interested Directors. The total amount of deferred compensation included in the preceding table is as follows: Mr.
     Brown, $13,388; Dr. Hall, $35,805; Mr. Hock, $39,133; Mr. Pratt, $13,452;
     Mr. Silver, $3,993 and Ms. Strandjord, $36,687.

2    Includes compensation paid by the seven investment company members of the
     American Century family of funds served by this Board.

3    Mr. Sayers joined the board on November 18, 2000.

4    Mr. Silver retired from the board on March 4, 2000. During the fiscal year ended October 31, 2000, he received $258,495 in deferred compensation under the Amended and Restated American Century Mutual Funds Deferred
     Compensation Plan.

The funds have adopted the Amended and Restated American Century Deferred
Compensation Plan for Non-Interested Directors. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

 26       American Century Investments                        1-800-345-2021

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

OFFICERS

Background information about the officers of the funds is provided in the following table. All persons named as officers of the funds also serve in similar capacities for the 15 investment companies advised by ACIM. Not all officers of the funds are listed; only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the following table are interested persons of the funds (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with the funds,
ACC or ACC's subsidiaries (including ACIM, ACSC and ACIS).

Name (Age)                 Positions Held with   Principal Occupation(s)
Address                    the Funds             During Past Five Years
-------------------------------------------------------------------------------------------
William M. Lyons (45)      President             Chief Executive Officer, ACC and six
ACC  4500 Main St.                               subsidiaries
Kansas City, MO 64111                            (September 2000 to present)
                                                 President, ACC (June 1997 to present)
                                                 Chief Operating Officer, ACC
                                                 (June 1996 to September 2000)
                                                 General Counsel, ACC, ACIM, ACIS,
                                                 ACSC and other ACC subsidiaries
                                                 (June 1989 to June 1998)
                                                 Executive Vice President, ACC,
                                                 (January 1995 to June 1997)
                                                 Also serves as:  Executive Vice President
                                                 and Chief Operating Officer, ACIM, ACIS,
                                                 ACSC and other ACC subsidiaries, and
                                                 Executive Vice President of other ACC
                                                 subsidiaries
-------------------------------------------------------------------------------------------
Robert T. Jackson (55)     Executive Vice        Chief Administrative Officer, ACC (August 1997
4500 Main St.              President and         to present)
Kansas City, MO 64111      Chief Financial       Chief Financial Officer, ACC (May 1995
to                         Officer               present)
                                                 President, ACSC (January 1999 to present)
                                                 Executive Vice President, ACC
                                                 (May 1995 to present)
                                                 Also serves as: Executive Vice President and
                                                 Chief Financial Officer  ACIM, ACIS and other
                                                 ACC subsidiaries, and Treasurer of ACC and
                                                 other ACC subsidiaries
-------------------------------------------------------------------------------------------
Maryanne Roepke, CPA (45)  Senior Vice           Senior Vice President and Assistant
4500 Main St.              President,            Treasurer, ACSC
Kansas City, MO 64111      Treasurer and Chief
                           Accounting Officer
-------------------------------------------------------------------------------------------

         www.americancentury.com               American Century Investments 27

David C. Tucker (42)       Senior Vice           Senior Vice President, ACIM, ACIS,
4500 Main St.              President and         ACSC and other ACC subsidiaries
Kansas City, MO 64111      General Counsel       (June 1998 to present)
                                                 General Counsel, ACC, ACIM, ACIS,
                                                 ACSC and other ACC subsidiaries
                                                 (June 1998 to present)
                                                 Consultant to mutual fund industry
                                                 (May 1997 to April 1998)
                                                 Vice President and General Counsel,
                                                 Janus Companies (1990 to 1997)
-------------------------------------------------------------------------------------------
Charles A. Etherington (43) Vice President       Vice President, ACSC (October 1996 to present)
4500 Main St.                                    Associate General Counsel, ACSC (December
Kansas City, MO 64111                            1998 to present)
                                                 Counsel to ACSC (February 1994 to December 1998)
-------------------------------------------------------------------------------------------
Charles C. S. Park (33)    Vice President        Vice President, ACSC (February 2000 to present)
1665 Charleston Road                             Assistant General Counsel, ACSC
Mountain View, CA 94043                          (January 1998 to present)
                                                 Counsel to ACSC (October 1995 to January 1998)
-------------------------------------------------------------------------------------------
David H. Reinmiller (37)   Vice President        Chief Compliance Officer, ACIM, ACSC, ACIS
4500 Main St.                                    and American Century Brokerage, Inc.
Kansas City, MO 64111                            (March 2001 to present)
                                                 Vice President, ACSC
                                                 (February 2000 to present)
                                                 Assistant General Counsel, ACSC
                                                 (August 1996 to present)
                                                 Counsel to ACSC
                                                 (January 1994 to August 1996)
-------------------------------------------------------------------------------------------
Paul Carrigan Jr. (51)     Secretary             Secretary, ACC (February 1998 to present)
4500 Main St.                                    Director of Legal Operations, ACSC
Kansas City, MO 64111                            (February 1996 to February 2001)
-------------------------------------------------------------------------------------------
Robert Leach (34)          Controller            Vice President, ACSC
4500 Main St.                                    (February 2000 to present)
Kansas City, MO 64111                            Controller-Fund Accounting, ACSC
-------------------------------------------------------------------------------------------
C. Jean Wade (37)          Controller            Vice President, ACSC
4500 Main St.                                    (February 2000 to present)
Kansas City, MO 64111                            Controller-Fund Accounting, ACSC
-------------------------------------------------------------------------------------------
Jon Zindel (33)            Tax Officer           Vice President, Corporate Tax, ACSC
4500 Main St.                                    (April 1998 to present)
Kansas City, MO 64111                            Vice President, ACIM, ACIS and other
                                                 ACC subsidiaries
                                                 (April 1999 to present)
                                                 President, American Century Employee
                                                 Benefit Services, Inc.
                                                 (January 2000 to December 2000)
                                                 Treasurer, American Century Employee
                                                 Benefit Services, Inc.
                                                 (December 2000 to present)
                                                 Treasurer, American Century Ventures, Inc.
                                                 (December 1999 to present)
-------------------------------------------------------------------------------------------

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the  compliance department before making such investments.

 28       American Century Investments                         1-800-345-2021

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of April 2, 2001, the following companies were the record owners of more than
5% of the outstanding shares of any class of the fund:

                                                                      Percentage of
                                                                      Outstanding
Shares  Fund          Shareholder                                     Owned
-------------------------------------------------------------------------------------------
Growth
Investor              State Street Bank and Trust Co. Trustee
                      Martin Marietta Profit Sharing Plan and Trust
                      Boston, Massachusetts                           11%

Advisor               FNB Nominee Co.
                      c/o First Commonwealth Trust Co.
                      Indiana, Pennsylvania                           19%

                      Charles Schwab & Co. Inc.
                      San Francisco, California                       17%

                      UMBSC & Co.
                      FBO Diamant Boart
                      Kansas City, Missouri                           11%

                      Firnbank Co.
                      Omaha, Nebraska                                 11%

                      Penfirn Co. Trust Department
                      Omaha, Nebraska                                 7%

                      Nationwide Trust Company
                      Columbus, Ohio                                  5%

Institutional         The Chase Manhattan Bank NA TR
                      Norwest Financial Thrift & PSP Trust
                      New York, New York                              63%

                      American Century Profit Sharing and 401K
                      Savings Plan and Trust
                      Kansas City, Missouri                           13%

                      Charles Schwab & Co. Inc.
                      San Francisco, California                       5%
-------------------------------------------------------------------------------------------
Select
Advisor               Principal Life Insurance
                      Des Moines, Iowa                                34%

                      Orchard Trust Company Custodian
                      RHD Investors Choice 403B
                      Englewood, Colorado                             21%

                      Saxon & Co.
                      Philadelphia, Pennsylvania                      11%

                      Charles Schwab & Co. Inc.
                      San Francisco, California                       8%

                      United Missouri Bank Trustee
                      Carolina First Bancshares Profit Sharing Plan
                      Kansas City, Missouri                           5%

Institutional         The Chase Manhattan Bank NA Trustee
                      Robert Bosch Corporation New Star
                      Plan and Trust
                      New York, New York                              33%

                      The Chase Manhattan Bank NA TR
                      Winnebago Industries Inc. Profit Sharing
                      & Deferred Savings Investment Paln
                      New York, New York                              17%

         www.americancentury.com              American Century Investments 29

                                                                Percentage of
                                                                Outstanding
Shares  Fund          Shareholder                               Owned
--------------------------------------------------------------------------------
Institutional         The Chase Manhattan Bank NA TR
                      Huntsman Corp. Salary Deferral Plan
                      New York, New York                              13%

                      Morgan Guaranty Trust Company of New York TR
                      Champion International Corporation Plan for
                      Salaried Employees
                      New York, New York                              8%

                      UMB NA Trustee
                      Buckeye Pipe Line Services Company
                      Retirement and Savings Plan
                      Kansas City, Missouri                           7%

                      The Chase Manhattan Bank NA TR
                      Hunstman Corp MPP Plan & Trust
                      New York, New York                              6%
--------------------------------------------------------------------------------
Heritage
Investor              Bankers Trust Company Trustee
                      Kraft General Foods Inc. Master Savings
                      Plan and Trust
                      Jersey City, New Jersey                         20%

                      Bankers Trust Company Trustee
                      Philip Morris Deferred Profit Sharing
                      Plan and Trust
                      Jersey City, New Jersey                         13%

Advisor               Charles Schwab & Co. Inc.
                      San Francisco, California                       65%

                      Centura Bank
                      Rocky Mount, North Carolina                     14%

Institutional         American Century Profit Sharing and
                      401K Savings Plan and Trust
                      Kansas City, Missouri                           73%

                      The Chase Manhattan Bank NA TR
                      Norwest Financial Thrift & PSP & Trust
                      New York, New York                              15%

                      American Century Money Purchase Plan & Trust
                      Kansas City, Missouri                           6%
--------------------------------------------------------------------------------
Ultra
Investor              Charles Schwab & Co. Inc.
                      San Francisco, California                       7%

Advisor               Principal Life Insurance
                      Des Moines, Iowa                                21%

                      Charles Schwab & Co. Inc.
                      San Francisco, California                       7%

                      Invesco Trust Co. TTEE
                      Magellan Health Services Retirement Savings Plan
                      Concord, California                             5%
--------------------------------------------------------------------------------

 30       American Century Investments                         1-800-345-2021

                                                                      Percentage of
                                                                      Outstanding
Shares  Fund          Shareholder                                     Owned
--------------------------------------------------------------------------------
Ultra
Institutional         The Chase Manhattan Bank NA Trustee
                      Robert Bosch Corporation New Star Plan and Trust
                      New York, New York                              16%

                      Nationwide Insurance Company
                      QPVA
                      Columbus, Ohio                                  13%

                      Morgan Guaranty Trust Co TR Deferred PS Plan of
                      NY and Affiliated Companies for US Employees
                      New York, New York                              11%

                      The Chase Manhattan Bank NA TR
                      Norwest Financial Thrift & PSP & Trust
                      New York, New York                              9%

                      UMB Bank TR
                      BAE Employees Savings Investment Plan Trust
                      Kansas City, Missouri                           7%

                      The Chase Manhattan Bank NA TR
                      Huntsman Corp Salary Deferral Plan
                      New York, New York                              7%

                      The Chase Manhattan Bank NA TR
                      Winnebago Industries Inc. P/S &
                      Deferred Savings Investment Plan
                      New York, New York                              7%

                      The Chase Manhattan Bank TR
                      Hayes Lemmerz International Inc.
                      Retirement Savings Plan Trust
                      New York, New York                              6%
--------------------------------------------------------------------------------
Vista
Advisor               American Chamber of Commerce Executives
                      Amended & Restated 401k Plan & Trust
                      Springfield, Missouri                           42%

                      Charles Schwab & Co. Inc.
                      San Francisco, California                       16%

                      American Chamber of Commerce Executives
                      Amended & Restated MPP Plan and Trust
                      Springfield, Missouri                           14%

                      Orchard Trust Company Custodian
                      RHD Investors Choice 403B
                      Englewood, Colorado                             6%

Institutional         American Century Profit Sharing and 401K
                      Savings Plan and Trust
                      Kansas City, Missouri                           32%

                      UMB Bank TR
                      BAE Employees Savings Investment Plan Trust
                      Kansas City, Missouri                           30%

                      The Chase Manhattan Bank NA TR
                      Huntsman Corp Salary Deferral Plan & Trust
                      New York, New York                              22%

                      The Chase Manhattan Bank NA TR
                      Huntsman Corp MPP Plan & Trust
                      New York, New York                              6%

         www.americancentury.com               American Century Investments 31

                                                                      Percentage of
                                                                      Outstanding
Shares  Fund          Shareholder                                     Owned
--------------------------------------------------------------------------------
Bond
Investor              Charles Schwab & Co. Inc.
                      San Francisco, California                       7%

Advisor               Blush & Co
                      New York, New York                              37%

                      Trust Lynx & Co.
                      Denver, Colorado                                14%

                      Saxon & Co.
                      Philadelphia, Pennsylvania                      9%

                      UMBSC & Co
                      FBO Manufacturers Bank & Trust
                      Kansas City, Missouri                           9%

                      Charles Schwab & Co. Inc.
                      San Francisco, California                       7%
--------------------------------------------------------------------------------
Balanced
Advisor               Fulvest & Co
                      Lancaster, Pennsylvania                         36%

                      UMBSC & Co
                      FBO The Medical Center
                      Kansas City, Missouri                           9%

                      UMBSC & Co
                      FBO Bud Brown Chrysler
                      Kansas City, Missouri                           8%

                      UMBSC & Co
                      FBO Parmelee Industries Inc. 401k
                      Kansas City, Missouri                           7%

                      UMBSC & Co
                      FBO Toledo Clinic Inc.
                      Kansas City, Missouri                           5%

                      Nationwide Trust Company
                      Columbus, Ohio                                  5%

                      UMBSC & Co
                      FBO Kendall State Bank
                      Kansas City, Missouri                           5%

Institutional         The Chase Manhattan Bank NA TR
                      Huntsman Corp Salary Deferral Plan
                      New York, New York                              67%

                      The Chase Manhattan Bank NA TR
                      Huntsman Corp MPP Plan & Trust
                      New York, New York                              33%
--------------------------------------------------------------------------------

 32       American Century Investments                         1-800-345-2021

                                                                     Percentage of
                                                                     Outstanding
Shares  Fund          Shareholder                                    Owned
--------------------------------------------------------------------------------
Limited-Term Bond
Investor              American Century Investment Management Inc.
                      Kansas City, Missouri                          15%

                      Charles Schwab & Co. Inc.
                      San Francisco, California                      14%

Advisor               UMBSC & Co
                      FBO First American Bank Co.
                      Kansas City, Missouri                          27%

                      Charles Schwab & Co. Inc.
                      San Francisco, California                      20%

                      Columbus Circle Trust Company
                      Custodian For Garney Holding Co.
                      Employee Stock Ownership Plan and Trust
                      Stamford, Connecticut                          20%

                      Columbus Circle Trust Company
                      C/F Madsen Kneppers and Assoc. Inc.
                      401k Profit Sharing Plan
                      Stamford, Connecticut                          6%
--------------------------------------------------------------------------------
Intermediate-Term Bond
Investor              Charles Schwab & Co. Inc.
                      San Francisco, California                      6%

                      American Century Investment Management Inc.
                      Kansas City, Missouri                          5%

Advisor               Charles Schwab & Co,
                      San Francisco, California                      18%

                      United Missouri Bank Trustee
                      Carolina First Bancshares Profit Sharing Plan
                      Kansas City, Missouri                          12%
--------------------------------------------------------------------------------
New Opportunities
                      American Century Profit Sharing and 401k
                      Savings & Trust
                      Kansas City, Missouri                          5%
--------------------------------------------------------------------------------
High-Yield
Investor              American Century Investment Management Inc.
                      Kansas City, Missouri                          8%

                      Morgan Guaranty Trust of NY
                      Newark, Delaware                               6%
--------------------------------------------------------------------------------

         www.americancentury.com               American Century Investments 33

                                                                     Percentage of
                                                                     Outstanding
Shares  Fund          Shareholder                                    Owned
--------------------------------------------------------------------------------
Veedot
Institutional         American Century Profit Sharing & 401k
                      Savings Plan & Trust
                      Kansas City, Missouri                          44%

                      American Century Investment Management Inc.
                      Kansas City, Missouri                          19%

                      UMB TR
                      American Century Services Corp.
                      Stock Option Surrender Plan
                      Kansas City, Missouri                          18%

                      UMB TR
                      American Century Executive
                      Defferred Comp Plan Trust
                      Kansas City, Missouri                          10%

                      American Century Money Purchase
                      Plan & Trust
                      Kansas City, Missouri                          8%
--------------------------------------------------------------------------------
Tax-Managed Value     None

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. As of April 2,
2001, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each Prospectus under the heading Management.

For services provided to the fund, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. Ultra, Balanced, Tax-Managed
Value and Veedot have a stepped fee structure, as follows:

 34       American Century Investments                         1-800-345-2021

Fund                        Class              Percentage of Net Assets
--------------------------------------------------------------------------------
Ultra                       Investor and C     1.00% of first $20 billion
                                               0.95% over $20 billion
                            ----------------------------------------------------
                            Institutional      0.80% of first $20 billion
                                               0.75% over $20 billion
                            ----------------------------------------------------
                            Advisor            0.75% of first $20 billion
                                               0.70% over $20 billion
--------------------------------------------------------------------------------
Balanced                    Investor           0.90% of first $1 billion
                                               0.80% over $1 billion
                            ----------------------------------------------------
                            Institutional      0.70% of first $1 billion
                                               0.60% over $1 billion
                            ----------------------------------------------------
                            Advisor            0.65% of first $1 billion
                                               0.55% over $1 billion
--------------------------------------------------------------------------------
Tax-Managed Value           Investor           1.10% of first $500 million
                                               1.00% of next $500 million
                                               0.90% of over $1 billion
                            ----------------------------------------------------
                            Institutional      0.90% of first $500 million
                                               0.80% of next $500 million
                                               0.70% over $1 billion
                            ----------------------------------------------------
                            Advisor            0.85% of first $500 million
                                               0.75% of next $500 million
                                               0.65% over $1 billion
--------------------------------------------------------------------------------
Veedot                      Investor           1.50% of first $500 million
                                               1.45% of next $500 million
                                               1.40% of over $1 billion
                            ----------------------------------------------------
                            Institutional      1.30% of first $500 million
                                               1.25% of next $500 million
                                               1.20% over $1 billion
                            Advisor            1.25% of first $500 million
                                               1.20% of next $500 million
                                               1.15% over $1 billion
--------------------------------------------------------------------------------

The other funds do not have a stepped fee. Their management fee is described in their respective Prospectuses.

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365
(366 in leap years).

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1) the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2) the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

         www.americancentury.com               American Century Investments 35

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund by class for the fiscal periods ended October 31, 2000, 1999 and 1998, are indicated in the following tables. As a new class, information regarding the C Class was not available as of the end of the fiscal year.

UNIFIED MANAGEMENT FEES (INVESTOR CLASS)
--------------------------------------------------------------------------------
Fund                      2000               1999              1998
----------------------------------------------------------------------------
Growth                    $100,365,047       $75,334,938       $57,367,329
Ultra                      411,243,949       323,012,542       246,426,714
Select                      74,410,279        68,649,039        53,760,572
Vista                       21,675,209         9,522,370        13,820,810
Heritage                    16,346,863         9,817,953        12,484,448
Balanced                     8,703,277         9,452,864         9,501,108
Tax-Managed Value              445,431           276,382               N/A
Giftrust                    19,959,904         9,559,715         9,584,768
New Opportunities           12,892,612         4,174,987         3,605,875
New Opportunities II               N/A               N/A               N/A
Veedot                       4,117,607               N/A               N/A
Limited-Term Bond               78,284           130,779           129,239
Intermediate-Term Bond         218,626           215,378           159,444
Bond                           884,934         1,084,745         1,088,573
High-Yield                     302,034           360,784           245,103
----------------------------------------------------------------------------

 36       American Century Investments                         1-800-345-2021

UNIFIED MANAGEMENT FEES (ADVISOR CLASS AND INSTITUTIONAL CLASS)
----------------------------------------------------------------------------
Fund                      2000               1999              1998
----------------------------------------------------------------------------
Growth
Advisor                   $  149,577         $   70,294        $ 26,893
Institutional                212,927              8,214           3,902
----------------------------------------------------------------------------
Ultra
Advisor                    3,157,451          1,351,217         502,147
Institutional              3,661,448            423,827          72,042
----------------------------------------------------------------------------
Select
Advisor                      111,586             37,600          11,281
Institutional              1,578,151            137,485         106,461
----------------------------------------------------------------------------
Vista
Advisor                      128,782             41,307          41,497
Institutional                246,228              1,048          27,834
----------------------------------------------------------------------------
Heritage
Advisor                       12,566              8,268           5,250
Institutional                 46,536                660             737
----------------------------------------------------------------------------
Balanced
Advisor                       93,449             67,602          48,200
Institutional                 76,113                N/A             N/A
----------------------------------------------------------------------------
Veedot
Institutional                 36,251                N/A             N/A
----------------------------------------------------------------------------
Limited-Term Bond
Advisor                       13,788              5,538           2,289
----------------------------------------------------------------------------
Intermediate-Term Bond
Advisor                       16,915             21,941          13,376
----------------------------------------------------------------------------
Bond
Advisor                       20,068             10,937           7,793
----------------------------------------------------------------------------

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri
64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.

         www.americancentury.com               American Century Investments 37

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P. Morgan Chase and Co., 770 Broadway, 10th Floor, New York, New York
10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105,
each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS

Deloitte & Touche LLP is the independent auditor of the funds. The address of
Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri 64106. As
the independent auditor of the funds, Deloitte & Touche LLP provides services including

(1)   auditing of the annual financial statements for each fund,

(2)   assisting and consultating in connection with SEC filings and

(3)   reviewing of the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

GROWTH, ULTRA, SELECT, VISTA, HERITAGE, TAX-MANAGED VALUE, GIFTRUST, NEW
OPPORTUNITIES, NEW OPPORTUNITIES II, VEEDOT AND THE EQUITY PORTION OF BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

In the years ended October 31, 2000, 1999 and 1998, the brokerage commissions of each fund were:

 38       American Century Investments                             1-800-345-2021

Fund                    2000             1999              1998
------------------------------------------------------------------------
Growth                  $9,949,477       $6,844,600        $10,326,945
Ultra                   $22,096,395      $13,462,555(1)    $46,022,210
Select                  $6,782,094       $10,047,034       $12,083,920
Vista                   $4,205,307       $2,964,425        $5,035,186
Heritage                $2,949,237       $2,371,345        $3,733,656
Balanced                $493,080         $1,352,613        $1,112,389
Tax-Managed Value       $39,005          $32,592           N/A
Giftrust                $1,087,217       $1,495,040        $1,848,117
New Opportunities       $464,626         $513,503          $420,737
New Opportunities II    N/A              N/A               N/A
Veedot                  $1,095,419       N/A               N/A
------------------------------------------------------------------------

1  The decrease in brokerage commissions paid by the fund in 1999 was a result of lower portfolio turnover during that same period. Also, the average commission rate paid by American Century declined during this same period.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

LIMITED-TERM BOND, INTERMEDIATE-TERM BOND, BOND, HIGH-YIELD AND THE FIXED-INCOME
PORTION OF BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price.
In other transactions, the selection of the broker or dealer is a function of market selection and price negotiation, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities from and to dealers who provide services or research, statistical and other information to the funds and to the advisor. Such information or services will be in addition to, and not in lieu of, the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.

         www.americancentury.com              American Century Investments 39

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities  on a net basis directly from the issuer or a primary market-maker acting as principal for the securities.  The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation.  Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices).  During the fiscal years ended October 31, 2000, 1999, and 1998, the funds did not pay any brokerage commissions.

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the funds, shareholders of each series or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to four classes of shares: an Investor Class, an
Institutional Class, an Advisor Class and a C Class. Not all funds offer all four classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional and Advisor
Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (the Advisor
Class Plan). The C Class also is made available through financial intermediaries, for purchase by individual investors using "wrap account" style advisory and personal services from the

 40       American Century Investments                        1-800-345-2021

intermediary. The total management fee is the same as for Investor Class, but the C Class shares also are subject to a Master Distribution and Individual
Shareholder Services Plan (the C Class Plan) described below. The Advisor Class
Plan and the C Class Plan have been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the
Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' Advisor and C Classes have approved and entered into the Advisor Class Plan and the C Class Plan. The Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of
Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent directors)
annually. The Plans may be amended by a vote of the Board of Directors
(including a majority of the independent directors), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of outstanding shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Rules of Fair Practice of the National Association of Securities Dealers (NASD).

Master Distribution and Shareholder Services Plan (Advisor Class Plan)

As described in the Prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class investors. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares, and the funds' Board of Directors has adopted the Advisor
Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the distributor a fee of 0.50% annually of the aggregate average daily asset value of the funds' Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and 0.25% of which is paid for distribution services. During the fiscal year ended October 31, 2000, the aggregate amount of fees paid under the Advisor Class Plan were:

         www.americancentury.com              American Century Investments 41

    Growth                         $99,672
    Ultra                          $2,127,314
    Select                         $74,358
    Vista                          $85,823
    Heritage                       $8,374
    Balanced                       $64,959
    Limited-Term Bond              $15,314
    Intermediate-Term Bond         $16,909
    Bond                           $18,238

Payments may be made for a variety of shareholder services, including, but not limited to:

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds'
    distributor;

(b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d) providing and maintaining elective services such as check writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for shareholders and/or other beneficial owners;

(g) issuing confirmations of transactions;

(h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i) preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners;

(j) providing other similar administrative and sub-transfer agency services; and

(k) paying service fees for the provision of personal, continuing services to the shareholders as contemplated by the Rules of Fair Practice of the NASD.

 42       American Century Investments                        1-800-345-2021

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended October 31, 2000, the amount of fees paid under the
Advisor Class Plan for shareholder services were:

    Growth                         $49,836
    Ultra                          $1,063,657
    Select                         $37,179
    Vista                          $42,911
    Heritage                       $4,187
    Balanced                       $32,480
    Limited-Term Bond              $7,657
    Intermediate-Term Bond         $8,454
    Bond                           $9,119

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
    Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

         www.americancentury.com              American Century Investments 43

During the fiscal year ended October 31, 2000, the amount of fees paid under the
Advisor Class Plan for distribution services were:

    Growth                         $49,836
    Ultra                          $1,063,657
    Select                         $37,179
    Vista                          $42,911
    Heritage                       $4,187
    Balanced                       $32,480
    Limited-Term Bond              $7,657
    Intermediate-Term Bond         $8,454
    Bond                           $9,119

Master Distribution and Individual Shareholder Services Plan (C Class Plan)

As described in the Prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the Advisor, as paying agent for the fund, a fee equal to .75%
annually of the average daily net asset value of the C Class shares of
High-Yield, .25% of which is paid for individual shareholder services as described below and .50% of which is paid for distribution services as described below, and 1.00% annually of the average daily net asset value of the C Class shares of Ultra, Vista, Growth and Heritage, .25% of which is paid for shareholder services as described below and .75% of which is paid for distribution services as described below. Because this is a new class, no fees were paid under the C Class Plan for the most recent fiscal year.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

 44       American Century Investments                        1-800-345-2021

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Dealer Concessions

The fund's distributor expects to pay sales commissions to the financial intermediaries who sell C Class shares of the fund at the time of such sales.
Payments will equal .75% of the purchase price of the C Class shares of
High-Yield and 1.00% of the purchase price of the C Class shares of Ultra,
Vista, Growth and Heritage sold by the intermediary. The distributor will retain the distribution fee paid by the funds for the first 13 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any.
After the first 13 months, the distributor will make the distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a monthly basis.

         www.americancentury.com              American Century Investments 45

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' Prospectuses and in Your Guide to American Century Services. The
Prospectuses and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day

 46       American Century Investments                        1-800-345-2021

that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

Federal Income Tax

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70% dividends-received deduction to the extent that the fund held those shares for more than 45 days. Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment.

         www.americancentury.com              American Century Investments 47

The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

As of October 31, 2000, the funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

Fund                        Capital Loss Carryover
---------------------------------------------------------------------------
Tax-Managed Value           $1,535,337 (expiring in 2007 through 2008)
Veedot                      $80,643,875 (expiring in 2008)
Limited-Term Bond           $376,775 (expiring in 2007 through 2008)
Intermediate-Term Bond      $1,087,936 (expiring in 2007 through 2008)
Bond                        $5,270,950 (expiring in 2007 through 2008)
High-Yield                  $4,813642 (expiring in 2007 through 2008)
---------------------------------------------------------------------------

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit 31% of reportable payments (which may include dividends, capital gains distributions and redemption proceeds) to the IRS. Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application.
Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

State and Local Taxes

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

 48       American Century Investments                        1-800-345-2021

Equity Funds

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

The tables on page 45 set forth the average annual total returns for the various classes of the equity funds and the equity portion of Balanced for the one-, five- and 10-year periods (or the period since inception) ended October 31,
2000, the last day of the funds' fiscal year.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years.
Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

As a new fund, performance information for New Opportunities II and the C Class is not available as of the date of this Statement of Additional Information.

AVERAGE ANNUAL TOTAL RETURNS - INVESTOR CLASS
--------------------------------------------------------------------------------
Fund               1 year  5 years  10 years  From Inception  Inception Date
--------------------------------------------------------------------------------
Growth             11.49%  20.03%   19.17%    18.81%          June 30, 1971(1)
Ultra              9.81%   18.81%   34.43%    18.36%          November 2, 1981
Select             7.64%   21.61%   16.18%    17.31%          June 30, 1971(1)
Vista              66.16%  15.06%   20.12%    14.72%          November 25, 1983
Heritage           62.61%  20.67%   19.13%    17.92%          November 10, 1987
Balanced           5.90%   11.70%   12.60%    11.85%          October 20, 1988
Giftrust           63.10%  14.71%   25.41%    19.99%          November 25, 1983
New Opportunities  83.28%  N/A      N/A       37.01%          December 26, 1996
Tax-Managed Value  7.23%   N/A      N/A       6.85%           March 31, 1999
Veedot             N/A     N/A      N/A       18.40%          November 30, 1999
--------------------------------------------------------------------------------

1  Commenced operations on June 30, 1971. This inception date corresponds with the management company's implementation of its current investment philosophy and practices, although the fund's actual inception date was
   October 31, 1958.

         www.americancentury.com              American Century Investments 49

AVERAGE ANNUAL TOTAL RETURNS - ADVISOR CLASS
--------------------------------------------------------------------------------
Fund                1 year     From Inception     Inception Date
--------------------------------------------------------------------------------
Growth              11.23%     23.32%             June 4, 1997
Ultra               9.72%      20.19%             October 2, 1996
Select              7.54%      17.47%             August 8, 1997
Vista               65.98%     14.54%             October 2, 1996
Heritage            62.26%     20.52%             July 11, 1997
Balanced            5.63%      10.71%             January 6, 1997
Tax-Managed Value   N/A        N/A                N/A
Veedot              N/A        N/A                N/A
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS - INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Fund               1 year     From Inception     Inception Date
--------------------------------------------------------------------------------
Growth             11.70%     22.11%             June 16, 1997
Ultra              9.87%      20.06%             November 14, 1996
Select             7.77%      22.26%             March 13, 1997
Vista              66.28%     17.47%             November 14, 1996
Heritage           63.00%     22.20%             June 16, 1997
Balanced           -0.63%     N/A                May 1, 2000
Tax-Managed Value  N/A        N/A                N/A
Veedot             N/A        -3.27%             August 1, 2000
--------------------------------------------------------------------------------

Fixed Income Funds and Balanced

Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

The following table sets forth yield quotations pursuant to computation methods prescribed by the SEC for the various classes of the fixed-income funds and the fixed-income portion of Balanced for the 30-day period ended October 31, 2000, the last day of the fiscal year.

Fund                     Investor Class    Advisor Class    Institutional Class
--------------------------------------------------------------------------------
Limited-Term Bond        6.41%             6.16%            N/A
Intermediate-Term Bond   6.42              6.1%             N/A
Bond                     6.49%             6.23%            N/A
Balanced                 2.79%             2.55%            2.99%
High-Yield               13.02%            N/A              N/A
--------------------------------------------------------------------------------

The fixed-income funds may also elect to advertise cumulative total returns and average annual total returns, computed as described under the heading Equity
Funds above.

 50       American Century Investments                         1-800-345-2021

The following table shows the cumulative total returns and the average annual total returns of the Investor Class of the fixed-income funds since their respective dates of inception (as noted) through October 31, 2000.

                        Cumulative
                        Total Return     Average
                        Since            Annual           Date of
Fund                    Inception        Total Return     Inception
--------------------------------------------------------------------------------
Limited-Term Bond       41.08%           5.30%            March 1, 1994
Intermediate-TermBond   44.18%           5.64%            March 1, 1994
Bond                    147.43%          6.85%            March 3, 1987
Balanced                284.60%          11.85%           October 20, 1988
High-Yield              -4.97%           -1.64%           September 30, 1997
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities
(source: Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.);
total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various
U.S. and foreign government reports; the junk bond market (source: Data
Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price);
rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or
Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute;
Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

         www.americancentury.com              American Century Investments 51

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2) discussions of general economic trends;

(3) presentations of statistical data to supplement such discussions;

(4) descriptions of past or anticipated portfolio holdings for one or more of the funds;

(5) descriptions of investment strategies for one or more of the funds;

(6) descriptions or comparisons of various savings and investment products
    (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds;

(7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;

(8) discussions of fund rankings or ratings by recognized rating organizations;
    and

(9) testimonials describing the experience of persons who have invested in one or more of the funds.

The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the corporation may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for a new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements for the funds (except New Opportunities II) have been audited by Deloitte & Touche LLP, independent auditors. Their Independent
Auditors' Reports and the financial statements included in the funds' Annual
Reports for the fiscal year ended October 31, 2000 are incorporated herein by reference.

 52       American Century Investments                        1-800-345-2021

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectuses, some of the funds will invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectuses. The following is a summary of the rating categories referenced in the prospectus.

BOND RATINGS
--------------------------------------------------------------------------------
S&P            Moody's         Description
--------------------------------------------------------------------------------
AAA            Aaa             These are the highest ratings assigned by S&P and
                               Moody's to a debt obligation. They indicate an
                               extremely strong capacity to pay interest and
                               repay principal.
--------------------------------------------------------------------------------
AA             Aa              Debt rated in this category is considered to have
                               a very strong capacity to pay interest and repay
                               principal and differs from AAA/Aaa issues only
                               in a small degree.
--------------------------------------------------------------------------------
A              A               Debt rated A has a strong capacity to pay
                               interest and repay principal, although it is
                               somewhat more susceptible to the adverse effects
                               of changes in circumstances and economic
                               conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB            Baa             Debt rated BBB/Baa is regarded as having an
                               adequate capacity to pay interest and repay
                               principal. Whereas it normally exhibits adequate
                               protection parameters, adverse economic
                               conditions or changing circumstances are more
                               likely to lead to a weakened capacity to pay
                               interest and repay principal for debt in this
                               category than in higher-rated categories. Debt
                               rated  below BBB/Baa is regarded as having
                               significant speculative characteristics.
--------------------------------------------------------------------------------
BB             Ba              Debt rated BB/Ba has less near-term vulnerability
                               to default than other speculative issues.
                               However, it faces major ongoing uncertainties or
                               exposure to adverse business, financial or
                               economic conditions that could lead to inadequate
                               capacity to meet timely interest and principal
                               payments. The BB rating category also is used
                               for debt subordinated to senior debt that is
                               assigned an actual or implied BBB- rating.
================================================================================
B              B               Debt rated B has a greater vulnerability to
                               default but currently has the capacity to meet
                               interest payments and principal repayments.
                               Adverse business, financial or economic
                               conditions will likely impair capacity or
                               willingness to pay interest and  repay principal.
                               The B rating category is also used for debt
                               subordinated to senior debt that is assigned an
                               actual or implied BB/Ba or BB-/Ba3 rating.
--------------------------------------------------------------------------------
CCC            Caa             Debt rated CCC/Caa has a currently identifiable
                               vulnerability to default and is dependent upon
                               favorable business, financial and economic
                               conditions to meet timely payment of interest
                               and repayment of principal. In the event of
                               adverse business, financial or economic
                               conditions, it is not likely to have the
                               capacity to pay interest and repay principal. The
                               CCC/Caa rating category is also used for debt
                               subordinated to senior debt that is assigned an
                               actual or implied B or B-/B3 rating.
--------------------------------------------------------------------------------
CC             Ca              The rating CC/Ca typically is applied to debt
                               subordinated to senior debt that is assigned an
                               actual or implied CCC/Caa rating.
--------------------------------------------------------------------------------

         www.americancentury.com              American Century Investments 53

S&P            Moody's         Description
--------------------------------------------------------------------------------
C              C               The rating C typically is applied to debt
                               subordinated to senior debt, which is assigned
                               an actual or implied CCC-/Caa3 debt rating. The
                               C rating may be used to cover a situation where
                               a bankruptcy petition has been filed, but debt
                               service payments  are continued.
--------------------------------------------------------------------------------
CI             -               The rating CI is reserved for income bonds on
                               which no interest is being paid.
--------------------------------------------------------------------------------
D              D               Debt rated D is in payment default. The D rating
                               category is used when interest payments or
                               principal payments are not made on the date due
                               even if the applicable grace period has not
                               expired, unless S&P believes that such payments
                               will be made during such grace period. The D
                               rating also will be used upon the filing of a
                               bankruptcy petition if debt service payments
                               are jeopardized.

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
& Poor's.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P            Moody's         Description
--------------------------------------------------------------------------------
A-1            Prime-1         This indicates that the degree of safety
               (P-1)           regarding timely payment is strong. Standard &
                               Poor's rates those issues determined to possess
                               extremely strong safety characteristics  as A-1+.
--------------------------------------------------------------------------------
A-2            Prime-2         Capacity for timely payment on commercial paper
               (P-2)           is satisfactory, but the relative degree of
                               safety is not as high as for issues designated
                               A-1. Earnings trends and coverage ratios, while
                               sound, will be more subject to variation.
                               Capitalization characteristics, while still
                               appropriated, may be more affected by external
                               conditions. Ample alternate liquidity is
                               maintained.
--------------------------------------------------------------------------------
A-3            Prime-3         Satisfactory capacity for timely repayment.
               (P-3)           Issues that carry this rating are somewhat more
                               vulnerable to the adverse changes in
                               circumstances than obligations carrying the
                               higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P            Moody's         Description
--------------------------------------------------------------------------------
SP-1           MIG-1; VMIG-1   Notes are of the highest quality enjoying strong
                               protection from established cash flows of funds
                               for their servicing or from established and
                               broad-based access to the market for
                               refinancing, or both.
--------------------------------------------------------------------------------
SP-2           MIG-2; VMIG-2   Notes are of high quality, with margins of
                               protection ample, although not so large as in
                               the preceding group.
--------------------------------------------------------------------------------
SP-3           MIG-3; VMIG-3   Notes are of favorable quality, with all security
                               elements accounted for, but lacking the
                               undeniable strength of the preceding grades.
                               Market access for refinancing, in particular, is
                               likely to be less well established.
--------------------------------------------------------------------------------
SP-4           MIG-4; VMIG-4   Notes are of adequate quality, carrying specific
                               risk but having protection and not distinctly or
                               predominantly speculative.
--------------------------------------------------------------------------------

 54       American Century Investments                        1-800-345-2021

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                        SEC Public Reference Room
                                 Washington, D.C.
                                 Call 202-942-8090 for
                                 location and hours.

On the Internet                  * EDGAR database at www.sec.gov

                                 * By email request at publicinfo@sec.gov

By mail                          SEC Public Reference Section
                                 Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

[american century logo and text logo (reg. tm])

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

SH-SAI-24845   0105

PART C.   OTHER INFORMATION.

ITEM 23.  Exhibits  (all  exhibits  not filed  herewith  are being  incorporated herein by reference)

     (a)  (1) Articles of Incorporation of Twentieth Century Investors, Inc.,
          dated June 26, 1990 (filed electronically as Exhibit b1a to
          Post-Effective Amendment No. 73 to the Registration Statement of the
          Registrant on February 29, 1996, File No. 2-14213).

          (2) Articles of Amendment of Twentieth Century Investors, Inc., dated
          November 19, 1990 (filed electronically as Exhibit b1b to
          Post-Effective Amendment No. 73 to the Registration Statement of the
          Registrant on February 29, 1996, File No. 2-14213).

          (3) Articles of Merger of Twentieth Century Investors, Inc., a
          Maryland corporation and Twentieth Century Investors, Inc., a Delaware
          corporation, dated February 22, 1991 (filed electronically as Exhibit
          b1c to Post-Effective Amendment No. 73 to the Registration Statement
          of the Registrant on February 29, 1996, File No. 2-14213).

          (4) Articles of Amendment of Twentieth Century Investors, Inc., dated
          August 10, 1993 (filed electronically as Exhibit b1d to Post-Effective
          Amendment No. 73 to the Registration Statement of the Registrant on
          February 29, 1996, File No. 2-14213).

          (5) Articles Supplementary of Twentieth Century Investors, Inc., dated
          September 3, 1993 (filed electronically as Exhibit b1e to
          Post-Effective Amendment No. 73 to the Registration Statement of the
          Registrant on February 29, 1996, File No. 2-14213).

          (6) Articles Supplementary of Twentieth Century Investors, Inc., dated
          April 24, 1995 (filed electronically as Exhibit b1f to Post-Effective
          Amendment No. 73 to the Registration Statement of the Registrant on
          February 29, 1996, File No. 2-14213).

          (7) Articles Supplementary of Twentieth Century Investors, Inc., dated
          October 11, 1995 (filed electronically as Exhibit b1g to
          Post-Effective Amendment No. 73 to the Registration Statement of the
          Registrant on February 29, 1996, File No. 2-14213).

          (8) Articles Supplementary of Twentieth Century Investors, Inc., dated
          January 22, 1996 (filed electronically as Exhibit b1h to
          Post-Effective Amendment No. 73 to the Registration Statement of the
          Registrant on February 29, 1996, File No. 2-14213).

          (9) Articles Supplementary of Twentieth Century Investors, Inc., dated
          March 11, 1996 (filed electronically as Exhibit b1i to Post-Effective
          Amendment No. 75 to the Registration Statement of the Registrant on
          June 14, 1996, File No. 2-14213).

          (10) Articles Supplementary of Twentieth Century Investors, Inc.,
          dated September 9, 1996 (filed electronically as Exhibit a10 to
          Post-Effective Amendment No. 85 to the Registration Statement of the
          Registrant on September 1, 1999, File No. 2-14213).

          (11) Articles of Amendment of Twentieth Century Investors, Inc., dated
          December 2, 1996 (filed electronically as Exhibit b1j to
          Post-Effective Amendment No. 76 to the Registration Statement of the
          Registrant on February 28, 1997, File No. 2-14213).

          (12) Articles Supplementary of American Century Mutual Funds, Inc.,
          dated December 2, 1996 (filed electronically as Exhibit b1k to
          Post-Effective Amendment No. 76 to the Registration Statement of the
          Registrant on February 28, 1997, File No. 2-14213).

          (13) Articles Supplementary of American Century Mutual Funds, Inc.,
          dated July 28, 1997 (filed electronically as Exhibit b1l to
          Post-Effective Amendment No. 78 to the Registration Statement of the
          Registrant on February 26, 1998, File No. 2-14213).

          (14) Articles Supplementary of American Century Mutual Funds, Inc.,
          dated November 28, 1997 (filed electronically as Exhibit a13 to
          Post-Effective Amendment No. 83 to the Registration Statement of the
          Registrant on February 26, 1999, File No. 2-14213).

          (15) Certificate of Correction to Articles Supplementary of American
          Century Mutual Funds, Inc., dated December 18, 1997 (filed electronically as Exhibit a14 to Post-Effective Amendment No. 83 to
          the Registration Statement of the Registrant on February 26, 1999,
          File No. 2-14213).

          (16) Articles Supplementary of American Century Mutual Funds, Inc.,
          dated December 18, 1997 (filed electronically as Exhibit b1m to
          Post-Effective Amendment No. 78 to the Registration Statement of the
          Registrant on February 26, 1998, File No. 2-14213).

          (17) Articles Supplementary of American Century Mutual Funds, Inc.,
          dated January 25, 1999 (filed electronically as Exhibit a16 to
          Post-Effective Amendment No. 83 to the Registration Statement of the
          Registrant on February 26, 1999, File No. 2-14213).

          (18) Articles Supplementary of American Century Mutual Funds, Inc.,
          dated February 16, 1999 (filed electronically as Exhibit a17 to
          Post-Effective Amendment No. 83 to the Registration Statement of the
          Registrant on February 26, 1999, File No. 2-14213).

          (19) Article Supplementary of American Century Mutual Funds, Inc.,
          dated August 2, 1999 (filed electronically as Exhibit a19 to
          Post-Effective Amendment No. 89 to the Registration Statement of the
          Registrant on December 1, 2000, File No. 2-14213).

          (20) Articles Supplementary of American Century Mutual Funds, Inc.,
          dated November 19, 1999 (filed electronically as Exhibit a19 to
          Post-Effective Amendment No. 87 to the Registration Statement of the
          Registrant on November 29, 1999, File No. 2-14213).

          (21) Articles Supplementary of American Century Mutual Funds, Inc.,
          dated March 5, 2001 are included herein.

          (22) Certificate of Correction to Articles Supplementary, dated April
          3, 2001 is included herein.

     (b)  (1) By-laws of Twentieth Century Investors, Inc., (filed electronically as Exhibit b2 to Post-Effective Amendment No. 73 to the
          Registration Statement of the Registrant on February 29, 1996, File
          No. 2-14213).

          (2) Amendment to By-laws of American Century Mutual Funds, Inc.,
          (filed electronically as Exhibit b2b to Post-Effective Amendment No. 9
          to the Registration Statement of American Century Capital Portfolios,
          Inc. on February 17, 1998, File No. 33-64872).

     (c)  Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh, and Article Eighth, of
          Registrant's Articles of Incorporation, appearing as Exhibit (a)(1) to
          Post-Effective Amendment No. 76 on Form N-1A of the Registrant, and
          Article Fifth of Registrant's Articles of Amendment, appearing as
          Exhibit (a)(4) to Post-Effective Amendment No. 76 to the Registration
          Statement on February 28, 1997; and Sections 3, 4, 5, 6, 7, 8, 9, 10,
          11, 22, 24, 25, 30, 31, 33, 39, 45 and 46 of Registrant's By-Laws
          appearing as Exhibit (b)(2) to Post-Effective Amendment No. 73 on Form
          N-1A, and Sections 25, 30 & 31 of Registrant's By-Laws appearing as
          Exhibit (b)(2) to Post-Effective Amendment No. 9 on Form N-1A of
          American Century Capital Portfolios, Inc., File No. 33-64872.

     (d)  (1) Management Agreement between American Century Mutual Funds, Inc.
          and American Century Investment Management, Inc., dated August 1, 1997
          (filed electronically as Exhibit b5 to Post-Effective Amendment No. 78
          to the Registration Statement of the Registrant on February 26, 1998,
          File No. 2-14213).

          (2) Addendum to the Management Agreement between American Century
          Mutual Funds, Inc. and American Century Investment Management, Inc.,
          dated September 15, 1997 (filed electronically as Exhibit d2 to
          Post-Effective Amendment No. 89 to the Registration Statement of the
          Registrant on December 1, 2000, File No. 2-14213) .

          (3) Addendum to the Management Agreement between American Century
          Mutual Funds, Inc. and American Century Investment Management, Inc.,
          dated February 16, 1999 (filed electronically as Exhibit d2 to
          Post-Effective Amendment No. 83 to the Registration Statement of the
          Registrant on February 26, 1999, File No. 2-14213).

          (4) Addendum to the Management Agreement between American Century
          Mutual Funds, Inc. and American Century Investment Management, Inc.,
          dated November 30, 1999 (filed electronically as Exhibit d3 to
          Post-Effective Amendment No. 87 to the Registration Statement of the
          Registrant on November 29, 1999, File No. 2-14213).

          (5) Amendment No. 1 to the Management Agreement between American
          Century Mutual Funds, Inc. and American Century Investment Management,
          Inc., dated August 1, 2000 (filed electronically as Exhibit d5 to
          Post-Effective Amendment No. 89 to the Registration Statement of the
          Registrant on December 1, 2000, File No. 2-14213).

          (6) Addendum to the Management Agreement between American Century
          Mutual Funds, Inc. and American Century Investment Management, Inc.,
          dated May 1, 2001 is included herein.

     (e)  (1) Distribution Agreement between American Century Mutual Funds, Inc.
          and American Century Investment Services, Inc., dated March 13, 2000
          (filed electronically as Exhibit e7 to Post-Effective Amendment No. 17
          to the Registration Statement of American Century World Mutual Funds,
          Inc. on March 30, 2000, File No 33-39242).

          (2) Amendment No. 1 to the Distribution Agreement between American
          Century Mutual Funds, Inc. and American Century Investment Services,
          Inc., dated June 1, 2000 (filed electronically as Exhibit e9 to
          Post-Effective Amendment No. 19 to the Registration Statement of
          American Century World Mutual Funds, Inc. on May 24, 2000, File No.
          33-39242).

          (3) Amendment No. 2 to the Distribution Agreement between American
          Century Mutual Funds, Inc. and American Century Investment Services,
          Inc., dated November 20, 2000 (filed electronically as Exhibit e10 to
          Post-Effective Amendment No. 29 to the Registration Statement of
          American Century Variable Portfolios, Inc. on December 1, 2000, File
          No. 33-14567).

          (4) Amendment No. 3 to the Distribution Agreement between American
          Century Mutual Funds, Inc. and American Century Investment Services,
          Inc., dated March 1, 2001 dated March 1, 2001 (filed electronically as
          Exhibit e4 to Post-Effective Amendment No. 35 to the Registration
          Statement of American Century Target Maturities Trust on April 17,
          2001, File No. 2-94608).

          (5) Amendment No. 4 to the Distribution Agreement between American
          Century Mutual Funds, Inc. and American Century Investment Services,
          Inc. dated April 30, 2001 (filed electronically as Exhibit e5 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

     (f)  Not Applicable.

     (g)  (1) Master Agreement by and between Commerce Bank, N.A. and Twentieth
          Century Services, Inc., dated January 22, 1997 (filed electronically as Exhibit 8e to Post-Effective Amendment No. 76 to the Registration
          Statement of the Registrant on February 28, 1997, File No. 2-14213).

          (2) Global Custody Agreement between American Century Investments and
          The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit 8 to Post-Effective Amendment No. 31 to the Registration
          Statement of American Century Government Income Trust on February 7,
          1997, File No. 2-99222).

          (3) Amendment to the Global Custody Agreement between American Century
          Investments and The Chase Manhattan Bank, dated December 9, 2000
          (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2
          to the Registration Statement of American Century Variable Portfolios
          II, Inc. on January 9, 2001, File No. 333-46922).

     (h)  (1) Transfer Agency Agreement by and between Twentieth Century
          Investors, Inc. and Twentieth Century Services, Inc., dated as of
          March 1, 1991 (filed electronically as Exhibit 9 to Post-Effective
          Amendment No. 76 to the Registration Statement of the Registrant on
          February 28, 1997, File No. 2-14213).

          (2) Credit Agreement between American Century Funds and The Chase
          Manhattan Bank, as Administrative Agent, dated as of December 19, 2000
          (filed electronically as Exhibit h5 to Post-Effective Amendment No. 33
          to the Registration Statement of American Century Target Maturities
          Trust on January 31, 2001, File No. 2-94608).

     (i)  Opinion and Consent of Counsel (filed electronically as Exhibit i to
          Post-Effective Amendment No. 89 to the Registration Statement of the
          Registrant on December 1, 2000, File No. 2-14213).

     (j)  (1) Consent of Deloitte & Touche, independent auditors is included herein.

          (2) Power of Attorney, dated November 18, 2000 (filed electronically as Exhibit j2 to Post-Effective Amendment No. 89 to the Registration
          Statement of the Registrant on December 1, 2000, File No. 2-14213).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan of Twentieth
          Century Capital Portfolios, Inc., Twentieth Century Investors, Inc.,
          Twentieth Century Strategic Asset Allocations, Inc. and Twentieth
          Century World Investors, Inc. (Advisor Class), dated September 3, 1996
          (filed electronically as Exhibit b15a to Post-Effective Amendment No.
          9 to the Registration Statement of American Century Capital
          Portfolios, Inc. on February 17, 1998, File No. 33-64872).

          (2) Amendment No. 1 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated June 13, 1997 (filed electronically as Exhibit
          b15d to Post-Effective Amendment No. 77 to the Registration Statement
          of the Registrant on July 17, 1997, File No. 2-14213).

          (3) Amendment No. 2 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated September 30, 1997 (filed electronically as
          Exhibit b15c to Post-Effective Amendment No. 78 to the Registration
          Statement of the Registrant on February 26, 1998, File No. 2-14213).

          (4) Amendment No. 3 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated June 30, 1998 (filed electronically as Exhibit
          b15e to Post-Effective Amendment No. 11 to the Registration Statement
          of American Century Capital Portfolios, Inc. on June 26, 1998, File
          No. 33-39242).

          (5) Amendment No. 4 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated November 13, 1998 (filed electronically as
          Exhibit b15e to Post-Effective Amendment No. 12 to the Registration
          Statement of American Century World Mutual Funds, Inc. on November 13,
          1998, File No. 33-39242).

          (6) Amendment No. 5 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated February 16, 1999 (filed electronically as
          Exhibit m6 to Post-Effective Amendment No. 83 to the Registration
          Statement of the Registrant on February 26, 1999, File No. 2-14213).

          (7) Amendment No. 6 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated July 30, 1999 (filed electronically as Exhibit
          m7 to Post-Effective Amendment No. 16 to the Registration Statement of
          American Century Capital Portfolios, Inc. on July 29, 1999, File No.
          33-64872).

          (8) Amendment No. 7 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated November 19, 1999 (filed electronically as
          Exhibit m8 to Post-Effective Amendment No. 87 to the Registration
          Statement of the Registrant on November 29, 1999, File No. 2-14213)

          (9) Amendment No. 8 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocation,. Inc., and American Century World Mutual Funds, Inc.
          (Advisor Class), dated June 1, 2000 (filed electronically as Exhibit
          m9 to Post-Effective Amendment No. 19 to the Registration Statement of
          American Century World Mutual Funds, Inc. on May 24, 2000, File No.
          33-39242).

          (10) Amendment No. 9 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated April 30, 2001 (filed electronically as Exhibit
          m10 to Post-Effective Amendment No. 24 to the Registration Statement
          of American Century World Mutual Funds, Inc. on April 19, 2001, File
          No. 33-39242).

          (11) Master Distribution and Individual Shareholder Services Plan of
          American Century Capital Portfolios, Inc., American Century Mutual
          Funds, Inc., American Century Strategic Asset Allocations, Inc. and
          American Century World Mutual Funds, Inc. (C Class), dated March 1,
          2001 (filed electronically as Exhibit m11 to Post-Effective Amendment
          No. 24 to the Registration Statement of American Century World Mutual
          Funds, Inc. on April 19, 2001, File No. 33-39242).

          (12) Amendment No. 1 to Master Distribution and Individual Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc. (C
          Class), dated April 30, 2001 (filed electronically as Exhibit m12 to
          Post-Effective Amendment No. 24 to the Registration Statement of
          American Century World Mutual Funds, Inc. on April 19, 2001, File No.
          33-39242).

          (13) Shareholder Services Plan of Twentieth Century Capital
          Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century
          Strategic Asset Allocations, Inc. and Twentieth Century World
          Investors, Inc. (Service Class), dated September 3, 1996 (filed electronically as Exhibit b15b to Post-Effective Amendment No. 9 to
          the Registration Statement of American Century Capital Portfolios,
          Inc. on February 17, 1998, File No. 33-64872).

     (n)  (1) Multiple Class Plan of American Century Capital Portfolios, Inc.,
          American Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc., dated
          March 1, 2001 (filed electronically as Exhibit n1 to Post-Effective
          Amendment No. 24 to the Registration Statement of American Century
          World Mutual Funds, Inc. on April 19, 2001, File No. 33-39242).

          (2) Amendment No. 1 to Multiple Class Plan of American Century Capital
          Portfolios, Inc., American Century Mutual Funds, Inc., American
          Century Strategic Asset Allocations, Inc. and American Century World
          Mutual Funds, Inc., dated April 30, 2001 (filed electronically as
          Exhibit n2 to Post-Effective Amendment No. 24 to the Registration
          Statement of American Century World Mutual Funds, Inc. on April 19,
          2001, File No. 33-39242).

     (o)  Not applicable.

     (p)  American Century Investments Code of Ethics (filed electronically as
          Exhibit p to Post-Effective Amendment No. 30 to the Registration
          Statement of American Century California Tax-Free and Municipal Funds
          on December 29, 2000, File No. 2-82734).

ITEM 24. Persons  Controlled  by or Under Common  Control with  Registrant.

     Not Applicable.

ITEM 25. Indemnification.

     The  Corporation  is a Maryland  corporation.  Section 2-418 of the General
     Corporation Law of Maryland allows a Maryland  corporation to indemnify its directors,  officers,  employees and agents to the extent  provided in such statute.

     Article   Eighth   of  the   Articles   of   Incorporation   requires   the
     indemnification  of the corporation's  directors and officers to the extent permitted  by the  General  Corporation  Law of  Maryland,  the  Investment
     Company Act and all other applicable laws.

     The registrant has purchased an insurance  policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such  capacities and providing  reimbursement  to the registrant  for sums which it may be  permitted  or  required to pay to its officers and directors by way of indemnification  against such liabilities,
     subject  in  either   case  to   clauses   respecting   deductibility   and
     participation.

ITEM 26. Business and Other Connections of Investment Advisor.

     None.

ITEM 27. Principal Underwriter.

I. (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal         Positions and Offices       Positions and Offices
Business Address*           with Underwriter            with Registrant
--------------------------------------------------------------------------------
James E. Stowers, Jr.      Chairman and Director                Chairman and
                                                                Director

James E. Stowers III       Co-Chairman and Director             Director

W. Gordon Snyder           President                                none

William M. Lyons           Chief Executive Officer,             President
                           Executive Vice President and Director

Robert T. Jackson          Executive Vice President,          Executive Vice
                           Chief Financial Officer            President and
                           and Chief Accounting Officer       Chief Financial
                                                                  Officer

Kevin Cuccias              Senior Vice President                    none

Joseph Greene              Senior Vice President                    none

Brian Jeter                Senior Vice President                    none

Mark Killen                Senior Vice President                    none

Tom Kmak                   Senior Vice President                    none

David C. Tucker            Senior Vice President          Senior Vice President
                           and General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

ITEM 28. Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
     Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American  Century Mutual Funds,  Inc.,  American  Century
     Services Corporation and American Century Investment Management,  Inc., all
     located at American Century Tower, 4500 Main Street, Kansas City, Missouri
     64111.

ITEM 29. Management Services

     Not Applicable.

ITEM 30. Undertakings.

     Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 93 to its
Registration Statement pursuant to Rule 485(b) promulgated under the Securities
Act of 1933, as amended, and has duly caused this Post-Effective Amendment No.
93 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 20th day of April, 2001.

                                       American Century Mutual Funds, Inc.
                                       (Registrant)

                                       By: /*/William M. Lyons
                                       President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment No. 93 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                              Date
---------                   -----                              ----

*William M. Lyons           President and                      April 20, 2001
William M. Lyons            Principal Executive Officer

*Maryanne Roepke            Senior Vice President,             April 20, 2001
Maryanne Roepke             Treasurer and Chief
                            Accounting Officer

*James E. Stowers, Jr.      Chairman of the Board and          April 20, 2001
James E. Stowers, Jr.       Director

*James E. Stowers III       Director                           April 20, 2001
James E. Stowers III

*Thomas A. Brown            Director                           April 20, 2001
Thomas A. Brown

*Robert W. Doering, M.D.    Director                           April 20, 2001
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.      Director                           April 20, 2001
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock           Director                           April 20, 2001
D. D. (Del) Hock

*Donald H. Pratt            Director                           April 20, 2001
Donald H. Pratt

*Gale E. Sayers             Director                           April 20, 2001
Gale E. Sayers

*M. Jeannine Strandjord     Director                           April 20, 2001
M. Jeannine Strandjord

*By /s/Janet A. Nash
    Janet A. Nash
    Attorney-in-Fact